UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6165

                      (Investment Company Act File Number)


                  Federated Municipal Securities Income Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  8/31/08


               Date of Reporting Period:  Quarter ended 11/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS -- 98.4%
                  CALIFORNIA--97.6%
  $   500,000     ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds (Series 2007), 5.00% (Hamlin    $    459,495
                  School), 8/1/2037
      500,000     ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California         523,740
                  Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032
      500,000     Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public          574,805
                  Improvements Project)/(FSA INS), 9/1/2016
      500,000     Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian             516,310
                  Asset Assurance INS), 10/1/2023
      605,000     Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028                         605,599
    1,000,000     Brentwood, CA Infrastructure Financing Authority, Infrastructure Refunding Revenue Bonds (Series         1,040,830
                  2006A), 5.00% (AMBAC INS), 9/2/2034
      500,000     California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific           523,990
                  University), 3/1/2019
      750,000     California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California                701,175
                  College of the Arts), 6/1/2035
    1,000,000     California Educational Facilities Authority, Revenue Bonds (Series 2006), 5.00% (University of the       1,009,070
                  Pacific), 11/1/2036
      190,000     California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55%               192,738
                  (AMBAC INS), 4/1/2028
      425,000     California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal             434,601
                  Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021
      425,000     California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I),            445,400
                  4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014
      500,000     California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 5.00%               503,795
                  (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2036
    1,000,000     California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern           1,000,820
                  California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028
      500,000     California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75%                 509,740
                  (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030
    1,000,000     California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser       1,025,830
                  Permanente), 8/1/2031
    1,000,000     California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA       1,055,080
                  Insurance Corp. INS), 12/1/2016
    1,000,000 1,2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,             994,360
                  Inc.), 4/1/2025
      750,000 1,2 California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.),                 770,505
                  Mandatory Tender 5/1/2014
      700,000     California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries,                   701,484
                  Inc.)/(Original Issue Yield: 6.95%), 11/1/2027
    1,000,000     California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource        1,005,460
                  Recovery, Inc.)/(Comerica Bank LOC)/(Original Issue Yield: 5.323%), 1/1/2014
       25,000     California Rural Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998 B-4), 6.35% (GNMA          25,570
                  Home Mortgage Program COL), 12/1/2029
      950,000     California State Public Works Board, Lease Revenue Bonds (Series 2007B), 4.75% (California                 959,006
                  Community Colleges)/(FGIC INS), 3/1/2032
       15,000     California State, 5.125% (Original Issue Yield: 5.40%), 6/1/2025                                            15,651
      870,000     California State, UT GO Bonds, 5.25% (Original Issue Yield: 5.375%), 12/1/2027                             920,677
       20,000     California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019                                20,096
    1,000,000     California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023            1,053,780
    2,000,000     California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037                                           2,022,620
    1,000,000     California State, Various Purpose UT GO Bonds, 5.25%, 11/1/2021                                          1,067,990
    1,000,000     California Statewide Communities Development Authority, COPs, 5.50% (Sutter Health)/(FSA                 1,040,050
                  INS)/(Original Issue Yield: 5.77%), 8/15/2018
      480,000   1 California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St.            504,998
                  Mark's School), 6/1/2028
      400,000   1 California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75%                 438,012
                  (Prospect Sierra School)/(United States Treasury PRF 9/1/2010@103)/(Original Issue Yield: 6.85%),
                  9/1/2032
      400,000 1,2 California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875%               422,804
                  (Thomas Jefferson School of Law)/(United States Treasury PRF 10/1/2015@100)/
                  (Original Issue Yield: 4.93%), 10/1/2035
    1,000,000     California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 5.25%                971,580
                  (Daughters of Charity Health System), 7/1/2035
      750,000     California Statewide Communities Development Authority, Revenue Bonds (Series 2007A), 5.125%               713,400
                  (Front Porch at Walnut Village), 4/1/2037
      500,000   1 California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint                 521,430
                  School), 11/1/2031
    1,000,000     California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles                1,011,350
                  Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030
      500,000     Capistrano Unified School District, CA Community Facilities District No. 90-2, Special Tax Bonds           512,555
                  (Series 2003), 5.875% (Talega Ranch), 9/1/2023
      500,000     Carlsbad, CA Community Facilities District No. 3, Special Tax Bonds (Series 2006), 5.30% (Original         470,495
                  Issue Yield: 5.33%), 9/1/2036
      455,000     Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2024                507,816
    1,000,000     Chabot-Las Positas, CA Community College District, UT GO Bonds (Series 2006B), 5.00% (AMBAC INS),        1,045,730
                  8/1/2031
    1,000,000     Chowchilla, CA Redevelopment Agency, Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset               964,000
                  Assurance INS), 8/1/2037
      250,000     Chula Vista, CA Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A),          259,768
                  6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026
      425,000   1 Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%,            413,317
                  9/1/2036
    1,500,000 1,2 Contra Costa County, CA Public Financing Authority, Austin Trust Variable Inverse Certificates           1,639,920
                  (Series 2007-1005), 7.00% (MBIA Insurance Corp. INS), 8/1/2037
    1,000,000     Coronado, CA Community Development Agency, Tax Allocation Bonds (Series 2005), 5.00% (AMBAC INS),        1,025,770
                  9/1/2035
    1,000,000     Daly City, CA HDFA, Mobile Home Park Senior Revenue Bonds, (Series 2002A), 5.85% (Franciscan             1,022,470
                  Acquisition Project)/(United States Treasury PRF 12/15/2013@102)/(Original Issue Yield: 5.95%),
                  12/15/2032
    1,000,000     El Centro, CA Financing Authority, INS Hospital Revenue Bonds (Series 2001), 5.25% (El Centro            1,025,430
                  Regional Medical Center)/(GTD by California Mortgage Insurance)/(Original Issue Yield: 5.32%),
                  3/1/2018
      720,000     El Monte, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El             742,378
                  Monte, CA Community Redevelopment Agency), (United States Treasury PRF 6/1/2008@102)/(Original
                  Issue Yield: 5.750%), 6/1/2028
    1,000,000     Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75%            1,004,650
                  (Original Issue Yield: 5.774%), 1/15/2040
    1,800,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series             1,691,100
                  2007A-1), 5.75%, 6/1/2047
    2,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds             2,325,180
                  (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%),
                  6/1/2039
    1,000,000     Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC          1,056,180
                  INS), 8/1/2016
      410,000     Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (Escrowed In            429,573
                  Treasuries COL), 8/1/2011
      500,000     Irvine, CA Assessment District No. 04-20, Special Assessment Bonds (Group One), 5.00% (Original            467,725
                  Issue Yield: 5.10%), 9/2/2030
    1,000,000     Irvine, CA Unified School District Financing Authority, Special Tax Revenue Bonds (Series 2005A),        1,025,960
                  5.00% (AMBAC INS), 9/1/2034
    1,000,000   3 Kern Community College District, CA, GO Bonds (Series 2006), (FSA INS)/(Original Issue Yield:              471,500
                  4.58%), 11/1/2023
      500,000     La Verne, CA, Revenue COP (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield:         535,920
                  6.70%), 2/15/2025
      845,000     Lancaster, CA Redevelopment Agency, Tax Allocation Bonds (Issue of 2004), 5.00% (XL Capital                878,885
                  Assurance Inc. INS), 12/1/2023
    1,000,000     Lindsay, CA Redevelopment Agency, Refunding Tax Allocation Bonds (Series 2005), 5.00% (Radian            1,005,630
                  Asset Assurance INS), 8/1/2025
      500,000     Loma Linda, CA, Hospital Revenue Bonds (Series 2005A), 5.00% (Loma Linda University Medical Center         490,290
                  Project), 12/1/2023
    1,000,000     Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25%               1,033,170
                  (Original Issue Yield: 5.54%), 11/1/2021
       35,000     Los Angeles, CA Community Redevelopment Agency, Housing Revenue Refunding Bonds (Series A), 6.55%           35,049
                  (AMBAC INS), 1/1/2027
    1,000,000     Los Angeles, CA Unified School District, UT GO Bonds (Series 2006G), 5.00% (AMBAC INS), 7/1/2030         1,046,850
    1,000,000     Metropolitan Water District of Southern California, Water Revenue Bonds (Series 2006C), 5.00%,           1,051,980
                  7/1/2035
    1,000,000     Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (United States Treasury PRF             1,060,890
                  8/1/2010@100)/(Original Issue Yield: 5.63%), 8/1/2019
      500,000     Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A),              509,930
                  6.25% (Ladera Ranch)/(United States Treasury PRF 8/15/2008@100)/(Original Issue Yield: 6.28%),
                  8/15/2030
      400,000     Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2002A),              432,484
                  6.00% (Ladera Ranch)/(United States Treasury PRF 8/15/2010@101)/(Original Issue Yield: 6.03%),
                  8/15/2032
      500,000     Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2004A),              505,665
                  5.625% (Ladera Ranch)/(Original Issue Yield: 5.65%), 8/15/2034
      500,000     Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge          444,470
                  at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035
    1,000,000     Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance       1,100,810
                  Corp. INS), 8/1/2030
      500,000     Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75%                  542,795
                  (Original Issue Yield: 5.85%), 10/1/2031
    1,000,000     Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC INS)/(Original Issue Yield: 5.78%),       1,033,870
                  11/1/2020
      600,000     Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities           563,250
                  District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035
    1,000,000     Rancho Mirage Joint Powers Financing Authority, CA, Revenue Bonds (Series 2004), 5.875%                  1,143,010
                  (Eisenhower Medical Center) (United States Treasury PRF 7/1/2014@100)/(Original Issue Yield:
                  5.740%), 7/1/2026
    2,000,000     Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80% (United States Treasury PRF                  2,118,340
                  8/1/2009@102)/(FGIC INS), 8/1/2018
      500,000     Riverside, CA Hunter Park Assessment District, LT Obligation Improvement Bonds, 5.20% (Original            456,920
                  Issue Yield: 5.25%), 9/2/2036
    1,000,000     San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A),          1,101,330
                  6.70% (Glen Aire Park)/(GTD by GNMA COL Home Mortgage Program), 12/20/2041
      349,000   4 San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park &           224,958
                  Pacific Palms), 4/15/2042
    1,000,000     San Diego County, CA, COPs, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%),               1,032,490
                  10/1/2021
      300,000     San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak         301,155
                  Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028
      400,000     San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 6, Special          417,036
                  Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027
    1,000,000     San Jose, CA Redevelopment Agency, Merged Area Redevelopment Project Tax Allocation Bonds (Series          983,230
                  2006B), 5.00% (Radian Asset Assurance INS), 8/1/2032
      500,000     San Mateo, CA Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50% (United         538,775
                  States Treasury PRF 8/1/2011@100)/(Original Issue Yield: 5.55%), 8/1/2022
    3,250,000   3 Sanger, CA Unified School District, UT GO Bonds (Series 2006A), (FSA INS)/(Original Issue Yield:         1,155,408
                  5.11%), 8/1/2029
    1,000,000     Santa Clara County, CA Housing Authority, MFH Revenue Bonds (Series 2001A), 5.85% (River Town            1,035,460
                  Apartments Project), 8/1/2031
    1,000,000     South Orange County, CA Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA          1,047,310
                  INS)/(Original Issue Yield: 5.85%), 9/2/2018
      400,000     Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos           456,708
                  Park West)/(United States Treasury PRF 9/1/2012@102)/(Original Issue Yield: 6.43%), 9/1/2032
    1,400,000     Stockton, CA, COPs (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019                         1,471,274
      400,000     Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association),          408,368
                  12/1/2014
    1,000,000     Sweetwater, CA Union High School Distict Public Financing Authority, Revenue Bonds (Series 2005A),       1,028,390
                  5.00% (FSA INS), 9/1/2029
    1,000,000     Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical                   1,021,150
                  Center)/(Original Issue Yield: 5.65%), 6/1/2031
    1,000,000     University of California, General Revenue Bonds, (2005 Series G), 4.75% (FGIC INS), 5/15/2027            1,016,100
    1,000,000     Vallejo, CA Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021             1,190,720
    1,000,000     Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista             1,011,790
                  Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030
      500,000     Watsonville, CA, INS Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community         536,305
                  Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 6.225%), 7/1/2012
    1,000,000     West Sacramento, CA Financing Authority, Special Tax Revenue Bonds (Series 2006A), 5.00% (XL             1,056,290
                  Capital Assurance Inc. INS), 9/1/2026
    1,000,000     Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity                        1,111,250
                  Hospital)/(United States Treasury PRF 6/1/2012@101)/(Original Issue Yield: 5.80%), 6/1/2031
                      TOTAL                                                                                               78,541,063
                  PUERTO RICO--0.8%
      595,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         624,316
                  Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico
                  Project)/(Original Issue Yield: 6.65%), 6/1/2026
                      TOTAL MUNICIPAL BONDS                                                                               79,165,379
                      TOTAL INVESTMENTS - 98.4%                                                                           79,165,379
                      (IDENTIFIED COST $77,400,802)5
                      OTHER ASSETS AND LIABILITIES - NET -- 1.6%                                                           1,313,163
                      TOTAL NET ASSETS - 100%                                                                           $ 80,478,542

     Securities that are subject to the federal alternative minimum tax (AMT) represent 10.5% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, these restricted securities amounted to $5,705,346, which represented 7.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At
     November 30, 2007, these liquid restricted securities amounted to $3,827,589, which represented 4.8% of total net assets.

3    Zero coupon bond.

4 The issuer failed to distribute to the Fund its scheduled semi-annual interest payment.

5 At November 30, 2007, the cost of investments for federal tax purposes was $77,396,233. The net unrealized appreciation of investments for federal tax purposes was $1,769,146. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,692,632 and net unrealized depreciation from investments for those securities having an excess of cost over value of $923,486.


Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2007, is as follows:

SECURITY                                                                                          ACQUISITION DATE  ACQUISITION COST
California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St.   7/3/2001          $480,000
Mark's School), 6/1/2028
California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75%        5/10/2002         $394,864
(Prospect Sierra School)/(United States Treasury PRF 9/1/2010@103)/(Original Issue Yield:
6.85%), 9/1/2032
California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint        3/23/2001         $500,000
School), 11/1/2031
Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%,   6/30/2006         $425,000
9/1/2036

Note:The categories of investments are shown as a percentage of total net assets at November 30, 2007.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

   {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.


If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.


FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

     The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

   {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

   The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.


The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 COL    --Collateralized
 COP(s) --Certificate(s) of Participation
 FGIC   --Financial Guaranty Insurance Company
 FSA    --Financial Security Assurance
 GNMA   --Government National Mortgage Association
 GO     --General Obligation
 GTD    --Guaranteed
 HDFA   --Housing Development Finance Authority
 INS    --Insured
 LOC    --Letter of Credit
 LT     --Limited Tax
 MFH    --Multi-Family Housing
 PCFA   --Pollution Control Finance Authority
 PRF    --Prerefunded
 SFM    --Single Family Mortgage
 TOBs   --Tender Option Bonds
 UT     --Unlimited Tax





FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS--97.4%
                  MICHIGAN--97.4%
  $ 1,000,000     Allendale, MI Public School District, UT GO Bonds, 5.00% (FSA INS), 5/1/2021                         $   1,074,560
      500,000     Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (GTD by Q-SBLF),                 541,030
                  5/1/2014
    1,000,000     Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (GTD by Q-SBLF),               1,082,480
                  5/1/2017
      365,000     Anchor Bay, MI School District, School Building & Site UT GO Bonds (Series II), 6.125% (FGIC               397,824
                  INS), 5/1/2011
    1,070,000     Anchor Bay, MI School District, UT GO Bonds (Series 1999I), 5.75% (United States Treasury PRF            1,106,476
                  5/1/2009@100)/(Original Issue Yield: 5.80%), 5/1/2014
    1,300,000     Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance          1,396,915
                  Corp. INS), 5/1/2019
    1,125,000     Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS),           1,191,645
                  5/1/2021
    1,060,000     Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS),           1,114,919
                  5/1/2023
    1,000,000     Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2013          1,077,680
    1,000,000     Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2022          1,069,710
    2,000,000     Bay City, MI School District, School Building & Site UT GO Bonds (Series 2006), 5.00% (FSA INS),         2,173,120
                  5/1/2014
    1,090,000     Boyne City, MI Public School District, UT GO Bonds, 5.60% (United States Treasury PRF                    1,124,913
                  5/1/2009@100)/(Original Issue Yield: 5.70%), 5/1/2014
    1,000,000     Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (FSA INS), 5/1/2019             1,076,780
    1,215,000     Bridgeport Spaulding, MI Community School District, UT GO Bonds, 5.50% (GTD by Q-SBLF), 5/1/2015         1,314,703
    1,125,000     Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (United States Treasury PRF         1,153,834
                  4/1/2009@100)/(Original Issue Yield: 5.68%), 10/1/2020
    1,245,000     Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (GTD by Q-SBLF), 5/1/2016            1,328,813
    1,905,000     Chippewa Valley, MI Schools, UT GO School Building & Site Bonds, 5.00% (FSA INS), 5/1/2019               2,031,359
    1,400,000     Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2021           1,495,074
    1,250,000     Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2022           1,329,375
    1,000,000     Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco           1,102,030
                  Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018
    1,000,000     Detroit, MI Water Supply System, Senior Lein Revenue Bonds (Series 1999A), 5.75% (United States          1,058,520
                  Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.84%), 7/1/2019
    2,000,000     Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (FSA INS),              2,155,360
                  7/1/2018
    1,335,000     Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010                                            1,400,976
    1,000,000     Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019         1,025,080
    1,000,000     Detroit, MI, UT GO Bonds, (Series A-1), 5.375% (MBIA Insurance Corp. INS), 4/1/2017                      1,070,790
    1,120,000     Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2015                                          1,222,514
    1,000,000     Detroit/Wayne County, MI Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue              1,021,470
                  Yield: 5.55%), 2/1/2011
    1,000,000     Dickinson County, MI Economic Development Corp., Refunding Environmental Improvement Revenue             1,033,970
                  Bonds (Series 2002A), 5.75% (International Paper Co.), 6/1/2016
    2,000,000     Dickinson County, MI Economic Development Corp., Refunding PCRBs (Series 2004A), 4.80%                   1,952,780
                  (International Paper Co.), 11/1/2018
    1,925,000     East Grand Rapids, MI Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (GTD by         2,036,534
                  Q-SBLF), 5/1/2019
    1,000,000     Grand Blanc, MI Community Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2015         1,081,190
    1,000,000     Hartland, MI Consolidated School District, Refunding UT GO Bonds, 5.375% (GTD by Q-SBLF),                1,063,550
                  5/1/2016
    1,650,000     Hartland, MI Consolidated School District, UT GO Bonds, 5.75% (GTD by Q-SBLF), 5/1/2010                  1,744,793
    1,375,000     Howell, MI Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (GTD by Q-SBLF), 5/1/2014          1,456,427
    1,575,000     Howell, MI Public Schools, Refunding UT GO Bonds, 5.25% (GTD by Q-SBLF), 5/1/2017                        1,668,271
    2,000,000     Howell, MI Public Schools, UT GO Bonds, 5.875% (United States Treasury PRF                               2,071,620
                  5/1/2009@100)/(Original Issue Yield: 5.95%), 5/1/2022
    2,000,000     Jackson County, MI Public Schools, UT GO Bonds, 5.60% (United States Treasury PRF                        2,107,980
                  5/1/2010@100)/(Original Issue Yield: 5.70%), 5/1/2019
    1,575,000     Jenison, MI Public Schools, UT GO Refunding Bonds, 5.25% (FGIC INS), 5/1/2011                            1,673,500
    1,000,000     Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018           1,082,520
    1,785,000     Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford        1,909,968
                  International Airport), 1/1/2021
    1,345,000     Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020                        1,443,588
    1,250,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital          1,283,437
                  ), 7/1/2020
    1,000,000     Lake Orion, MI School District, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF            1,057,450
                  5/1/2010@100)/(Original Issue Yield: 5.89%), 5/1/2015
    1,700,000     Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021                 1,814,257
    2,275,000     Lakeview, MI Public School District, Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS),            2,491,853
                  5/1/2017
    1,000,000     Lanse Creuse, MI Public Schools, UT GO Bonds (Series 2000), 5.40% (United States Treasury PRF            1,049,370
                  5/1/2010@100)/(Original Issue Yield: 5.50%), 5/1/2016
    1,000,000     Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (GTD by Q-SBLF),        1,064,800
                  5/1/2020
    1,000,000     Madison, MI District Public Schools, Refunding UT GO Bonds, 5.50% (United States Treasury PRF            1,030,660
                  5/1/2009@100), 5/1/2015
    1,000,000     Marshall, MI Public School District, UT GO Refunding Bonds, 4.00% (XL Capital Assurance Inc.             1,027,600
                  INS), 5/1/2013
    1,200,000     Marysville, MI Public School District, School Building & Site UT GO Bonds (Series 2007), 5.00%           1,283,652
                  (FSA INS), 5/1/2022
    2,000,000     Mattawan, MI Consolidated School District, UT GO Bonds, 5.65% (United States Treasury PRF                2,110,280
                  5/1/2010@100)/(Original Issue Yield: 5.67%), 5/1/2018
    1,000,000     Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School          1,081,970
                  District)/(FSA INS), 6/1/2015
    1,000,000     Michigan Municipal Bond Authority, Revenue Bonds (Series 2007B), 5.00% (AMBAC INS), 12/1/2013            1,080,690
    2,190,000     Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund)/(United         2,301,712
                  States Treasury PRF 10/1/2009@101), 10/1/2013
    1,000,000     Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I),            1,063,640
                  5.50%, 10/15/2019
    2,000,000   1 Michigan State Building Authority, Revenue Bonds (Series 2006 IA) (FGIC INS)/(Original Issue             1,055,560
                  Yield: 4.77%), 10/15/2021
    1,100,000     Michigan State Building Authority, Revenue Refunding Bonds, (Series 1), 4.75% (Original Issue            1,117,501
                  Yield: 4.98%), 10/15/2018
    1,000,000     Michigan State Department of Transportation, Grant Anticipation Notes (Series 2007), 5.25% (FSA          1,109,800
                  INS), 9/15/2019
    1,500,000     Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.50%        1,648,530
                  (Henry Ford Health System, MI)/(United States Treasury COL), 3/1/2013
    1,275,000     Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A),            1,311,235
                  5.00% (Oakwood Obligated Group), 7/15/2018
    1,000,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00%                  1,024,030
                  (Marquette General Hospital, MI), 5/15/2012
    1,000,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00%                  1,024,910
                  (Marquette General Hospital, MI), 5/15/2013
    2,000,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00%                  2,006,680
                  (MidMichigan Obligated Group), 4/15/2026
    1,000,000     Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A),          1,024,650
                  5.00% (Henry Ford Health System, MI), 11/15/2021
    1,300,000     Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50%                 1,370,798
                  (Crittenton Hospital, MI), 3/1/2016
    1,175,000     Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity            1,245,136
                  Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020
    1,000,000     Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10%               1,014,920
                  (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013
    2,000,000     Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy        2,126,280
                  Health System)/(United States Treasury COL)/(Original Issue Yield: 5.55%), 8/15/2014
    2,000,000     Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health         2,114,840
                  Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011
    2,000,000     Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health           2,045,900
                  Care Corp.), 8/1/2020
    2,000,000     Michigan State Hospital Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity                  2,037,740
                  Healthcare Credit Group), 12/1/2026
    1,000,000     Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Chelsea Community             1,012,460
                  Hospital)/(Original Issue Yield: 5.30%), 5/15/2012
      500,000     Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Sparrow Obligated               518,660
                  Group, MI), 11/15/2017
    3,500,000     Michigan State House of Representatives, COPs, (Capitol Outlook LLC)/(AMBAC INS)/(Original Issue         1,772,400
                  Yield: 5.29%), 8/15/2022
      565,000     Michigan State Housing Development Authority, LO MFH Revenue Refunding Bonds (Series 2000A),               590,295
                  6.30% (Oakbrook Villa Townhomes)/(GTD by GNMA Home Mortgage Program COL), 7/20/2019
      820,000     Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013            860,336
    2,000,000     Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory            1,994,400
                  Tender 4/1/2014
      175,000     Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village,                    176,181
                  Inc.)/(Original Issue Yield: 5.422%), 7/1/2018
    1,000,000     Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series                997,570
                  2002), 4.625% (Waste Management, Inc.), 12/1/2012
    1,000,000     Michigan State Strategic Fund, Solid Waste Refunding LO Revenue Bonds, 4.50% (Waste Management,            987,180
                  Inc.), 12/1/2013
    1,000,000     Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF               1,079,470
                  11/1/2011@100), 11/1/2018
    2,000,000     Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2014                                    2,179,420
    2,000,000     Michigan State University, LIBOR-Index Revenue Bonds (Series 2007B), 3.842% (AMBAC INS),                 1,857,980
                  2/15/2028
    1,250,000     Milan, MI Area Schools, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF                    1,321,812
                  5/1/2010@100)/(Original Issue Yield: 5.86%), 5/1/2020
    1,350,000     North Branch, MI Area Schools, UT GO School Building and Site Bonds, 5.00% (MBIA Insurance Corp.         1,465,385
                  INS), 5/1/2017
      600,000     Novi, MI Community School District, School Building & Site UT GO Bonds, 4.00% (MBIA Insurance              616,650
                  Corp. INS), 5/1/2014
    1,170,000     Romulus, MI Community Schools, UT GO Bonds, 6.00% (United States Treasury PRF 5/1/2009@100),             1,213,910
                  5/1/2011
    1,130,000     Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (FSA INS),             1,205,303
                  11/1/2022
    1,100,000     Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (FSA INS),          1,174,701
                  5/1/2021
    1,400,000     Saginaw, MI City School District, School Building and Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018        1,515,528
    1,000,000     Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 5.00%           1,035,100
                  (Covenant Medical Center, Inc.), 7/1/2017
    1,500,000     Saginaw, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant         1,560,315
                  Medical Center, Inc.)/(MBIA Insurance Corp. INS), 7/1/2013
    5,000,000     Saginaw, MI Hospital Finance Authority, Revenue Bonds, (Series F), 6.50% (Covenant Medical               5,313,600
                  Center, Inc.)/(Original Issue Yield: 6.645%), 7/1/2030
    1,000,000     Sault Ste Marie, MI Area Public Schools, UT GO Bonds, 5.375% (United States Treasury PRF                 1,028,940
                  5/1/2009@100)/(Original Issue Yield: 5.65%), 5/1/2019
    1,675,000     Southfield, MI Public Schools, UT GO School Building and Site Bonds (Series B), 5.00% (FSA INS),         1,787,828
                  5/1/2012
    1,130,000     Taylor, MI Building Authority, Refunding LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2015        1,238,491
    1,350,000     Thornapple Kellogg, MI School District, School Building & Site Refunding UT GO Bonds, 5.00% (MBIA        1,440,842
                  Insurance Corp. INS), 5/1/2022
    1,250,000     Trenton, MI Building Authority, LT GO Bonds, 5.625% (United States Treasury PRF                          1,340,813
                  10/1/2010@101)/(Original Issue Yield: 5.73%), 10/1/2021
    2,000,000     Troy, MI City School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp.           2,140,240
                  INS), 5/1/2020
    1,000,000     University of Michigan, Revenue Refunding Bonds, (Series A-1), 5.25% (University of Michigan             1,018,720
                  Health System), 12/1/2009
      500,000     Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (MBIA                   547,245
                  Insurance Corp. INS), 5/1/2017
    1,625,000     Warren Woods, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018           1,759,095
    1,000,000     Waverly, MI Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (United         1,057,450
                  States Treasury PRF 5/1/2010@100), 5/1/2015
    2,000,000     Wayne County, MI Airport Authority, Airport Refunding Revenue Bonds, 5.00% (FGIC INS), 12/1/2022         2,092,960
    1,775,000     West Bloomfield, MI School District, Refunding UT GO Bonds, 5.50% (United States Treasury PRF            1,902,019
                  5/1/2011@100), 5/1/2015
      900,000     West Bloomfield, MI School District, UT GO Bonds, 5.70% (United States Treasury PRF                        950,670
                  5/1/2010@100)/(Original Issue Yield: 5.75%), 5/1/2014
    1,000,000     West Branch Rose City, MI Area School District, UT GO Bonds, 5.50% (United States Treasury PRF           1,030,660
                  5/1/2009@100)/(Original Issue Yield: 5.60%), 5/1/2017
    1,025,000     Whitehall, MI District Schools, UT GO Bonds, 5.50% (United States Treasury PRF 11/1/2011@100),           1,108,415
                  5/1/2016
    1,250,000     Willow Run, MI Community School District, UT GO Bonds, 5.00% (FSA INS), 5/1/2015                         1,365,325
      380,000     Wyandotte, MI Electric Authority, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp.                     389,021
                  INS)/(Original Issue Yield: 6.55%), 10/1/2008
    2,350,000     Ypsilanti, MI School District, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2023                   2,498,685
                      TOTAL MUNICIPAL BONDS (IDENTIFIED COST $149,374,472)                                               153,630,597
                  SHORT-TERM MUNICIPALS --1.8%2
                  MICHIGAN--1.8%
    2,800,000     Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement             2,800,000
                  Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.590%, 12/6/2007
                  (AT AMORTIZED COST)
                      TOTAL MUNICIPAL INVESTMENTS - 99.2%                                                                156,430,597
                      (IDENTIFIED COST $152,174,472)3
                      OTHER ASSETS AND LIABILITIES - NET - 0.8%                                                            1,334,927
                      TOTAL NET ASSETS - 100%                                                                          $ 157,765,524

     Securities that are subject to the federal alternative minimum tax (AMT) represent 3.8% of the Fund's portfolio as calculated based upon total market value.

1    Zero coupon bond.

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 At November 30, 2007, the cost of investments for federal tax purposes was $152,138,872. The net unrealized appreciation of investments for federal tax purposes was $4,291,725. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,796,553 and net unrealized depreciation from investments for those securities having an excess of cost over value of $504,828.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 COL    --Collateralized
 COPs   --Certificates of Participation
 FGIC   --Financial Guaranty Insurance Company
 FSA    --Financial Security Assurance
 GNMA   --Government National Mortgage Association
 GO     --General Obligation
 GTD    --Guaranteed
 INS    --Insured
 LIBOR  --London Interbank Offered Rate
 LO     --Limited Obligation
 LOC    --Letter of Credit
 LT     --Limited Tax
 MFH    --Multifamily Housing
 PCRBs  --Pollution Control Revenue Bonds
 PRF    --Prerefunded
 Q-SBLF --Qualified State Bond Loan Fund
 TOBs   --Tender Option Bonds
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes


INVESTMENT VALUATION


In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees. {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

     The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

   {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

   The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.







FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   MUNICIPAL BONDS-97.8%
                   ALABAMA--1.5%
  $  2,000,000     Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20%               $   1,900,340
                   (International Paper Co.), 6/1/2025
     2,000,000     Huntsville, AL Special Care Facilities Financing Authority, Retirement Facility Revenue Bonds           1,790,160
                   (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043
     2,000,000   1 Mobile County, AL IDA, (Ipsco, Inc.) Industrial Development Revenue Bonds (Series 2000), 6.875%,        2,110,460
                   5/1/2030
       545,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.25%              519,527
                   (Jackson Hospital & Clinic, Inc.), 3/1/2036
     2,100,000     Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical          2,069,130
                   Center)/(Original Issue Yield: 6.05%), 8/1/2035
                      TOTAL                                                                                                8,389,617
                   ALASKA--0.9%
     1,000,000     Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series              977,170
                   2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036
     1,440,000     Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn             1,350,202
                   Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032
     3,305,000 2,3 Alaska State Housing Finance Corp., Residual Interest Trust Receipts (Series K40W), 4.25% (MBIA         2,780,001
                   Insurance Corp. INS)/(Original Issue Yield: 6.52%), 12/1/2036
                      TOTAL                                                                                                5,107,373
                   ARIZONA--0.8%
     4,000,000 2,3 Arizona Health Facilities Authority, RITES (PA-1454), 7.51% (Phoenix Children's Hospital),              3,825,000
                   2/1/2042
     1,000,000   2 Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005),            990,180
                   6.00%, 7/1/2030
                      TOTAL                                                                                                4,815,180
                   CALIFORNIA--6.2%
     1,000,000   2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management,              935,330
                   Inc.), 7/1/2027
     1,000,000   2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,            994,360
                   Inc.), 4/1/2025
     2,000,000   2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management,           1,931,320
                   Inc.), 11/1/2023
     3,000,000 2,3 California State, Residual Interest Trust Receipts (Series 2007-FC6), 4.799%, 8/1/2025                  3,270,570
     1,270,000   2 California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65%         1,303,591
                   (Magnolia City Lights Project), 7/1/2039
     2,000,000     California Statewide Communities Development Authority, Revenue Bonds (Series 2007A), 5.125%            1,902,400
                   (Front Porch at Walnut Village), 4/1/2037
       970,000   2 California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day                984,317
                   School), 11/1/2031
     2,000,000     Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds           1,943,920
                   (Series 2005A), 5.00% (California State), 6/1/2045
     4,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series            4,860,560
                   2003A-3), 7.875% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.875%),
                   6/1/2042
     1,800,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series            1,691,100
                   2007A-1), 5.75%, 6/1/2047
     2,825,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds            3,284,317
                   (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%),
                   6/1/2039
     6,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds            5,068,260
                   (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047
       750,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-            912,202
                   2), 7.90% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.898%), 6/1/2042
     1,000,000     Los Angeles, CA Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds         1,063,700
                   (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024
     2,000,000     Los Angeles, CA Regional Airport Improvement Corp., Lease Revenue Bonds (Series C), 7.50%               2,127,400
                   (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024
     1,000,000     Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00%                    888,940
                   (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035
       349,000   4 San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park &          224,958
                   Pacific Palms), 4/15/2042
     1,000,000     Sierra View Local Health Care District, CA, Revenue Bonds (Series 2007), 5.25% (Original Issue            986,640
                   Yield: 5.42%), 7/1/2037
     1,000,000     Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community            1,041,470
                   Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031
                      TOTAL                                                                                               35,415,355
                   COLORADO--7.3%
     1,500,000     Aspen Grove, CO Business Improvement District, LT GO Bonds (Series 2001), 7.625% (United States         1,708,035
                   Treasury PRF 12/1/2011@101), 12/1/2025
     2,000,000     Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue             1,794,500
                   Yield: 6.375%), 12/1/2035
     1,500,000     Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035                     1,323,210
     1,500,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series              1,722,615
                   2001), 7.625% (Peak to Peak Charter School Project)/(United States Treasury PRF
                   8/15/2011@100)/(Original Issue Yield: 8.00%), 8/15/2031
       970,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series                980,796
                   2005), 6.50% (Knowledge Quest Academy)/(Original Issue Yield: 6.50%), 5/1/2036
       585,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series                547,794
                   2006), 5.625% (Carbon Valley Academy), 12/1/2036
       800,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series                747,568
                   2007A), 5.70% (Windsor Charter Academy)/(Original Issue Yield: 5.70%), 5/1/2037
       860,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series                821,291
                   2007A), 5.75% (Northeast Academy Charter School), 5/15/2037
     1,000,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series                980,410
                   2007A), 5.875% (Monument Academy Charter School), 10/1/2027
     1,000,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series                976,440
                   2007A), 6.00% (Monument Academy Charter School), 10/1/2037
     1,000,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375%              1,131,640
                   (Frontier Academy)/(United States Treasury PRF 6/1/2011@100)/(Original Issue Yield: 7.50%),
                   6/1/2031
       940,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25%                 999,164
                   (Platte River Academy)/(United States Treasury PRF 3/1/2010@100)/(Original Issue Yield: 7.40%),
                   3/1/2022
       500,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25%                 542,540
                   (Platte River Academy)/(United States Treasury PRF 3/1/2010@100)/(Original Issue Yield: 7.50%),
                   3/1/2032
       760,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50% (Excel          878,469
                   Academy)/(United States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 7.75%), 12/1/2033
       800,000     Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125%          863,200
                   (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028
     1,000,000     Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series          888,470
                   2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037
     1,000,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25%              1,026,900
                   (Evangelical Lutheran Good Samaritan Society), 6/1/2023
     4,250,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement           3,982,717
                   Communities, Inc.)/(Original Issue Yield: 5.05%), 12/1/2035
     1,000,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2006A), 5.75% (Christian Living               959,110
                   Communities), 1/1/2037
     1,000,000     Conservatory Metropolitan District, CO, LT GO Bonds, 6.75% (United States Treasury PRF                  1,190,230
                   12/1/2013@102), 12/1/2034
     1,000,000     Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF                  1,230,620
                   12/1/2013@102), 12/1/2032
     1,335,000     Conservatory Metropolitan District, CO, Refunding & Improvement LT GO Bonds, 5.125% (Radian             1,273,136
                   Asset Assurance INS), 12/1/2037
       600,000     Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (United States Treasury PRF                     676,290
                   12/1/2010@101)/(Original Issue Yield: 7.623%), 12/1/2019
       500,000     Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (United            548,070
                   States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 6.05%), 12/1/2031
       450,000     Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series           432,670
                   2006B), 5.25%, 5/1/2020
     1,000,000     Granby Ranch, CO Metropolitan District, LT GO Bonds (Series 2006), 6.75%, 12/1/2036                       957,220
       500,000     Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds (Series 2006), 7.00% (United States              603,945
                   Treasury PRF 12/1/2013@102), 12/1/2036
     1,000,000     Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875% (United States Treasury PRF            1,251,880
                   12/1/2013@102), 12/1/2033
     1,770,000     Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.00%,               1,594,097
                   12/1/2026
     2,235,000     Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035                  2,005,354
       475,000     Park Meadows Business Improvement District, CO, Shared Sales Tax Revenue Bonds (Series 2007),             463,562
                   5.30% (Original Issue Yield: 5.41%), 12/1/2027
       360,000     Park Meadows Business Improvement District, CO, Shared Sales Tax Revenue Bonds (Series 2007),             350,514
                   5.35% (Original Issue Yield: 5.41%), 12/1/2031
     1,500,000     Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (United States            1,830,945
                   Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.18%), 12/1/2034
     2,000,000     Sterling Hills West Metropolitan District, LT GO Bonds (Series 2001B), 8.00% (United States             2,345,120
                   Treasury PRF 12/1/2011@101), 12/1/2021
     2,000,000     Tallgrass Metropolitan District, CO, Refunding & Improvement LT GO Bonds (Series 2007), 5.25%,          1,638,080
                   12/1/2037
                      TOTAL                                                                                               41,266,602
                   CONNECTICUT--0.3%
     1,000,000     Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.),            1,148,830
                   4/1/2026
       800,000     Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health                  801,208
                   Network)/(Radian Asset Assurance INS), 7/1/2030
                      TOTAL                                                                                                1,950,038
                   DISTRICT OF COLUMBIA--0.3%
    25,000,000   5 District of Columbia Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds          1,743,500
                   (Series 2006) 8.64%, 6/15/2046
                   FLORIDA--6.2%
     1,250,000 2,3 Alachua County, FL Health Facilities Authority, RITES (PA-1472), 5.433% (Shands Teaching                  933,725
                   Hospital and Clinics, Inc.), 12/1/2037
     3,000,000     Alachua County, FL, IDRBs (Series 2007A), 5.875% (North Florida Retirement Village, Inc,),              2,915,430
                   11/15/2042
     1,480,000     Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A),         1,214,680
                   5.35%, 5/1/2036
     1,000,000     Ave Maria Stewardship Community District, FL, Capital Improvement Revenue Bonds (Series 2006A),           787,960
                   5.125% (Original Issue Yield: 5.15%), 5/1/2038
       109,218   6 Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties),           78,546
                   7/1/2040
     1,000,000   2 Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida                1,255,940
                   Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/ (Original
                   Issue Yield: 8.947%), 10/1/2033
       795,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series               665,924
                   2005), 5.45%, 5/1/2036
       985,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series               815,777
                   2006), 5.375%, 5/1/2036
       350,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series               345,054
                   2006B), 5.00%, 5/1/2011
       385,000     Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B),              384,807
                   5.125% (Original Issue Yield: 5.20%), 11/1/2009
     3,000,000     Grand Bay at Doral Community Development District, FL, Special Assessment Bonds (Series 2007B),         2,828,880
                   6.00%, 5/1/2017
     1,000,000     Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds (Series          991,580
                   2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036
       615,000     Harbor Bay, FL Community Development District, Special Assessment Capital Improvement Revenue             615,812
                   Bonds (Series 2001B), 6.35%, 5/1/2010
     1,000,000     Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00%          1,104,270
                   (Adventist Health System/Sunbelt Obligated Group)/(United States Treasury PRF
                   11/15/2011@101)/(Original Issue Yield: 6.026%), 11/15/2031
       990,000     Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds             1,020,096
                   (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034
     2,000,000     Lee County, FL IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at              2,096,760
                   Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032
       875,000     Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series             906,561
                   A), 6.80%, 5/1/2031
     1,000,000     Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt.          1,046,210
                   Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019
       700,000   2 Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical            729,078
                   Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029
     1,000,000     Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25%          931,550
                   (Original Issue Yield: 6.30%), 5/1/2037
       930,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds (Series             1,028,292
                   2001A), 6.95% (United States Treasury PRF 5/1/2011@101)/(Original Issue Yield: 7.00%), 5/1/2033
       600,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%,               588,558
                   5/1/2034
     2,000,000   2 Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts        2,069,640
                   for Motion Pictures and Broadcasting Charter School), 5/15/2035
     1,000,000     Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A),               1,065,920
                   7.375%, 5/1/2033
     1,200,000     South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.),             1,288,764
                   10/1/2023
       700,000     Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005),             587,307
                   5.00%, 5/1/2015
     1,760,000     Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006),            1,457,826
                   5.40%, 5/1/2037
     1,000,000     Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007),              985,900
                   6.55% (Original Issue Yield: 6.60%), 5/1/2027
       500,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series             382,225
                   2005A), 5.55%, 5/1/2036
       335,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series             291,772
                   2005B), 5.25%, 5/1/2016
     1,000,000     Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series               830,510
                   2006A), 5.40%, 5/1/2037
       845,000     Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series               875,927
                   2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033
     1,630,000     Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds         1,638,329
                   (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS),
                   10/15/2025
       500,000     Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment             448,740
                   Bonds (Series 2006), 5.65%, 5/1/2037
                      TOTAL                                                                                               35,208,350
                   GEORGIA--1.6%
     1,845,000     Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(United States        2,069,832
                   Treasury PRF 12/1/2011@101)/(Original Issue Yield: 7.90%), 12/1/2014
       770,000     Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation                          732,709
                   District)/(Original Issue Yield: 5.65%), 1/1/2030
     1,235,000     Atlanta, GA, Tax Allocation Bonds (Series 2006), 5.50% (Princeton Lakes), 1/1/2031                      1,185,081
     1,000,000     Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series A), 5.15%,                934,560
                   1/1/2035
       750,000     Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series B), 5.35%,                717,502
                   1/1/2028
     1,875,000     Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030                1,903,894
       750,000     Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury            750,435
                   Court), 2/15/2022
     1,000,000     Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring               881,680
                   Harbor at Green Island), 7/1/2037
                      TOTAL                                                                                                9,175,693
                   GUAM--0.2%
     1,000,000     Guam Government, UT GO Bonds (Series 2007A), 5.25% (Original Issue Yield: 5.45%), 11/15/2037              927,590
                   HAWAII--0.4%
     1,000,000     Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00%            1,075,050
                   (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012
     1,000,000     Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00%            1,126,930
                   (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033
                      TOTAL                                                                                                2,201,980
                   IDAHO--0.6%
     3,810,000 2,3 Idaho Housing Agency, Residual Interest Trust Receipts (Series K39W), 4.438% (Original Issue            3,324,149
                   Yield: 6.30%), 7/1/2038
                   ILLINOIS--3.2%
       625,000     Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005), 5.90% (Forest           659,450
                   City Project)/(Original Issue Yield: 5.90%), 3/1/2027
     1,000,000     Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series              1,020,620
                   2005A), 5.00% (FGIC INS), 1/1/2033
     2,000,000     Chicago, IL O'Hare International Airport, Special Facility Revenue Refunding Bonds (Series              1,758,640
                   2007), 5.50% (American Airlines, Inc.)/(Original Issue Yield: 5.64%), 12/1/2030
       415,000     DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036              383,842
     1,335,000     Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/1/2032                       1,315,616
       250,000     Illinois Finance Authority, BANs (Series 2007), 13.00% (Tallgrass at Mill Creek), 2/15/2012               245,180
     1,000,000     Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living              945,970
                   Facility), 12/1/2041
     1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of                   920,220
                   Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037
     1,250,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth                    1,225,425
                   Place)/(Original Issue Yield: 6.04%), 5/15/2037
     2,000,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.125% (Clare at Water Tower)/                1,971,420
                   (Original Issue Yield: 6.25%), 5/15/2038
     1,500,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035             1,503,675
     1,500,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.125% (Proctor                     1,457,535
                   Hospital)/(Original Issue Yield: 5.20%), 1/1/2025
     1,000,000     Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.),           923,600
                   8/1/2029
     1,000,000     Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive          935,190
                   Living LLC), 11/15/2036
     2,000,000     Lombard, IL Public Facilities Corp., First Tier Revenue Bonds (Series 2005A-1), 7.125%, 1/1/2036        2,105,080
     1,000,000     Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline            931,810
                   SLF), 12/1/2041
                      TOTAL                                                                                               18,303,273
                   INDIANA--2.7%
     1,000,000     Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue               971,630
                   Yield: 5.87%), 8/15/2028
     2,000,000     Indiana Bond Bank, Index Rate Special Program Gas Revenue Bonds (Series 2007B-2), 4.24% (Indiana        1,990,000
                   Municipal Gas Purchasing Authority, Inc.), 10/15/2022
     2,000,000     Indiana Health & Educational Facility Financing Authority, Hospital Revenue Bonds (Series 2007),        1,934,900
                   5.50% (Community Foundation of Northwest Indiana), 3/1/2037
       730,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375%                758,966
                   (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031
     2,270,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375%              2,520,222
                   (Community Foundation of Northwest Indiana)/(United States Treasury PRF 8/1/2011@101)/
                   (Original Issue Yield: 6.68%), 8/1/2031
     2,000,000     Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625%              1,914,500
                   (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028
     2,000,000     Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A),          2,020,820
                   5.10% (FedEx Corp.), 1/15/2017
     1,000,000     South Bend, IN, EDRBs (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%),        1,000,660
                   11/15/2029
     1,355,000     St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375%         1,346,396
                   (Madison Center Obligated Group), 2/15/2034
     1,000,000     Vigo County, IN Hospital Authority, Hospital Revenue Bond (Series 2007), 5.80% (Union                     921,840
                   Hospital)/(Original Issue Yield: 5.82%), 9/1/2047
                      TOTAL                                                                                               15,379,934
                   IOWA--1.6%
       375,000     Bremer County, IA Retirement Facilities, Retirement Facility Revenue Bonds (Series 2005A),                349,579
                   5.375% (Bartels Lutheran Retirement Community)/(Original Issue Yield: 5.45%), 11/15/2027
     3,160,000 2,3 Iowa Finance Authority, Municipal Securities Trust Certificates (Series 7042), 6.127% (GNMA Home        2,556,503
                   Mortgage Program COL), 1/1/2037
     2,000,000     Iowa Finance Authority, Senior Housing Revenue Bonds (Series 2007A), 5.625% (Wedum Walnut Ridge         1,835,440
                   LLC)/(Original Issue Yield: 5.70%), 12/1/2045
     1,715,000     Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.50%            1,569,757
                   (Deerfield Retirement Community, Inc.), 11/15/2037
     1,000,000     Palo Alto County Hospital, IA, Hospital Revenue Bonds (Series 2006), 5.125% (Original Issue               874,850
                   Yield: 5.20%), 8/1/2029
     1,785,000     Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(United States                1,967,320
                   Treasury PRF 10/1/2012@100)/(Original Issue Yield: 6.40%), 10/1/2022
                      TOTAL                                                                                                9,153,449
                   KANSAS-2.0%
     1,100,000     Labette County, KS, Hospital Refunding & Improvement Revenue Bonds (Series 2007A), 5.75%                1,066,395
                   (Labette Health), 9/1/2037
     1,625,000     Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project),               1,654,656
                   8/1/2014
     1,000,000     Manhattan, KS IDRB, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp.                           941,270
                   Project)/(Original Issue Yield: 5.55%), 8/1/2021
     2,015,000     Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021             1,970,489
     1,000,000     Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village,               1,125,490
                   Inc.)/(United States Treasury PRF 5/15/2010@102)/(Original Issue Yield: 8.25%), 5/15/2030
     2,000,000     Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus,           1,964,060
                   Inc.), 11/15/2038
     2,000,000   1 Overland Park, KS Development Corp., (Overland Park Convention Center Hotel Project), First Tier        2,110,460
                   Revenue Bonds (Series 2000A), 7.375%, (Original Issue Yield: 7.50%), 1/1/2032
       320,000     Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage            335,434
                   Program COL), 6/1/2029
                      TOTAL                                                                                               11,168,254
                   KENTUCKY--1.3%
     2,000,000     Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health             1,996,880
                   Center)/(Original Issue Yield: 5.92%), 10/1/2022
       435,000     Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue             464,593
                   Yield: 6.97%), 10/1/2028
     1,565,000     Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(United States            1,718,057
                   Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.97%), 10/1/2028
     3,000,000     Kentucky Municipal Power Agency, Power System Revenue Bonds (Series 2007A), 5.25% (MBIA                 3,178,260
                   Insurance Corp. INS), 9/1/2042
                      TOTAL                                                                                                7,357,790
                   LOUISIANA--2.0%
     1,000,000     De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, (Series A), 5.00%                  972,100
                   (International Paper Co.), 11/1/2018
       992,000     Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series            970,057
                   2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017
     1,980,000   2 Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles             2,288,840
                   Memorial Hospital)/(United States Treasury PRF 12/1/2010@102)/(Original Issue Yield: 8.75%),
                   12/1/2030
     2,000,000     St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original          2,033,540
                   Issue Yield: 7.75%), 10/1/2022
     3,000,000     St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.),             2,859,810
                   6/1/2037
     2,000,000     West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States,              2,001,720
                   Inc.), 9/1/2028
                      TOTAL                                                                                               11,126,067
                   MARYLAND-1.0%
     3,335,000 2,3 Maryland State Community Development Administration, UBS Custodial Residual & Variable                  2,842,654
                   Securities, 6.103%, 9/1/2027
       980,000   1 Maryland State Economic Development Corp., (Baltimore Association for Retarded Citizens, Inc.           1,034,125
                   Project), Health and Mental Hygiene Providers Facilities Acquisition Program Revenue Bonds
                   (Series 2000A), 7.750%, (Original Issue Yield: 7.85%), 3/1/2025
       395,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A),            360,323
                   5.25% (King Farm Presbyterian Retirement Community), 1/1/2027
     1,100,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A),            971,322
                   5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037
       500,000     Maryland State IDFA, EDRBs (Series 2005A), 6.00% (Our Lady of Good Counsel High School),                  506,535
                   5/1/2035
                      TOTAL                                                                                                5,714,959
                   MASSACHUSETTS--1.6%
     1,500,000     Massachusetts Development Finance Agency, Revenue Bonds (Series 2007A), 5.75% (Linden Ponds,            1,426,485
                   Inc.), 11/15/2042
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health                     2,062,080
                   System)/(Original Issue Yield: 6.60%), 7/1/2034
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated                      2,017,280
                   Group)/(Original Issue Yield: 5.80%), 7/1/2028
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments)/(United States              2,528,340
                   Treasury PRF 12/15/2012@102), 12/15/2031
     1,000,000     Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield:        1,054,450
                   7.00%), 10/1/2033
                      TOTAL                                                                                                9,088,635
                   MICHIGAN--1.6%
       550,000     Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50%             561,836
                   (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037
     1,500,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan                  1,579,365
                   Hospital), 7/1/2040
       500,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea           453,610
                   Community Hospital)/(Original Issue Yield: 5.07%), 5/15/2037
     5,000,000     Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series            4,859,500
                   2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048
     1,500,000     Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds,          1,479,135
                   (Series 2005), 5.625%, 11/1/2035
                      TOTAL                                                                                                8,933,446
                   MINNESOTA--3.6%
     4,000,000     Becker, MN, PCRBs (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030                      4,712,040
       550,000     Glencoe, MN Health Care Facilities, Revenue Bonds (Series 2005), 5.00% (Glencoe Regional Health           522,368
                   Services), 4/1/2031
     1,300,000     Meeker County, MN, Gross Revenue Hospital Facilities Bonds (Series 2007), 5.75% (Meeker County          1,258,504
                   Memorial Hospital), 11/1/2037
     1,000,000     Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International               975,620
                   Language Academy), 5/1/2035
       500,000     Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033                    523,335
     3,000,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series              2,922,120
                   2006), 5.25% (HealthPartners Obligated Group), 5/15/2036
     1,000,000     St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00%           1,043,150
                   (Achieve Language Academy), 12/1/2032
     2,000,000     St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper              2,086,420
                   Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029
     1,500,000     St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg          1,582,710
                   Project)/(United States Treasury PRF 8/1/2008@103)/(Original Issue Yield: 7.50%), 8/1/2029
     1,865,000     Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.00% (Bluffview Montessori              1,845,660
                   School Project), 11/1/2027
     2,920,000     Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.15% (Bluffview Montessori              2,874,682
                   School Project), 11/1/2037
                      TOTAL                                                                                               20,346,609
                   MISSISSIPPI--0.4%
     2,500,000     Mississippi Business Finance Corp., PCRBs, 5.875% (System Energy Resources, Inc.)/(Original             2,530,200
                   Issue Yield: 5.934%), 4/1/2022
                   MISSOURI--1.6%
     2,590,000     Cass County, MO, Hospital Revenue Bonds (Series 2007), 5.625% (Cass Medical Center), 5/1/2038           2,586,866
     2,445,000   2 Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030                 2,382,457
     3,000,000     Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A),             2,804,700
                   5.00% (Branson, MO), 6/1/2035
     1,000,000     St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project),                966,630
                   8/15/2032
       500,000     West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue                511,775
                   Yield: 6.78%), 11/15/2024
                      TOTAL                                                                                                9,252,428
                   MONTANA--0.7%
     3,750,000     Montana Facility Finance Authority, Hospital Revenue Bonds (Series 2007), 5.00% (Benefis                3,815,625
                   Healthcare System)/(Assured Guaranty Corp. INS), 1/1/2037
                   NEVADA--1.7%
     1,000,000     Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series                 861,620
                   2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029
     1,760,000   1 Clark County, NV (Southern Highlands SID No. 121), Revenue Bonds, 7.500%, 12/1/2019                     1,857,205
       990,000     Clark County, NV, LO Improvement Bonds (Series 2003), 6.375% (Mountains Edge SID No.                    1,019,977
                   142)/(Original Issue Yield: 6.40%), 8/1/2023
       940,000     Clark County, NV, Local Improvement Bonds (Series 2001), 6.875% (Summerlin-South SID No.                  969,469
                   132)/(Original Issue Yield: 6.92%), 2/1/2021
       500,000     Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No.           435,600
                   151), 8/1/2025
     1,300,000   2 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series              1,069,536
                   2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034
     1,000,000   2 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series                826,670
                   2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023
     1,275,000     Henderson, NV, LO Improvement Bonds, 5.30% (Inspirada Local Improvement District No. T-                 1,028,185
                   18)/(Original Issue Yield: 5.33%), 9/1/2035
       485,000     Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID            468,607
                   No. 607), 6/1/2019
       995,000     North Las Vegas, NV Special Improvement District No. 60, Subordinate LT Obligation Refunding              886,774
                   Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022
                      TOTAL                                                                                                9,423,643
                   NEW HAMPSHIRE--0.2%
       345,000     New Hampshire HEFA, Revenue Bonds (Series 2006A), 5.35% (Havenwood-Heritage Heights), 1/1/2026            322,965
       750,000     New Hampshire HEFA, Revenue Bonds (Series 2006A), 5.40% (Havenwood-Heritage Heights), 1/1/2030            695,280
                      TOTAL                                                                                                1,018,245
                   NEW JERSEY-3.1%
     2,000,000     New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village,          2,297,180
                   Inc.)/(United States Treasury PRF 11/15/2011@101)/(Original Issue Yield: 7.625%), 11/15/2031
     1,250,000     New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(United         1,431,762
                   States Treasury PRF 11/15/2010@101)/(Original Issue Yield: 8.50%), 11/15/2030
     2,100,000   1 New Jersey EDA, (New Jersey Metromall Urban Renewal, Inc.) Kapkowski Road Landfill Revenue              2,215,983
                   Bonds, 6.500%, (Original Issue Yield: 6.55%), 4/1/2018
     1,550,000     New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027                   1,550,434
     2,000,000     New Jersey EDA, Revenue Bonds, 6.25% (Continental Airlines, Inc.), 9/15/2019                            1,946,200
     3,000,000     New Jersey EDA, Revenue Bonds, (Series 2004), 5.50% (NJ Dedicated Cigarette Excise Tax),                3,101,070
                   6/15/2016
     1,000,000     New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise                      1,002,130
                   Tax)/(Original Issue Yield: 5.93%), 6/15/2034
     1,000,000     New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines,            1,019,170
                   Inc.)/(Original Issue Yield: 7.25%), 11/15/2030
     1,915,000 2,3 New Jersey Health Care Facilities Financing Authority, RITES (Series PA-1484), 3.51% (Catholic          1,030,270
                   Health East), 11/15/2033
       400,000   7 New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley               217,600
                   Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023
     2,000,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical         2,105,160
                   Center)/(Original Issue Yield: 6.67%), 7/1/2031
                      TOTAL                                                                                               17,916,959
                   NEW MEXICO--1.1%
       850,000     Bernalillo County, NM Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50%                  882,427
                   (Valencia Retirement)/(GTD by SunAmerica, Inc.), 12/1/2021
     2,425,000     Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments),              2,527,311
                   12/1/2030
     2,000,000     Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022            2,043,180
     1,000,000     Mariposa East Public Improvement District, NM, UT GO Bonds, (Series 2006), 6.00%, 9/1/2032              1,003,260
                      TOTAL                                                                                                6,456,178
                   NEW YORK--5.4%
       935,000     Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care                810,037
                   Center, Inc.), 1/1/2040
     2,500,000     Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates),                2,542,275
                   12/1/2023
       115,000     Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis                  123,625
                   Hospital and Health Centers), 3/1/2029
       955,000     Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and        1,026,625
                   Health Centers), 3/1/2029
     1,365,000     East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland        1,286,267
                   Village, Inc.), 8/1/2033
       355,000     Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North               373,996
                   Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011
     6,000,000   2 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC),              6,228,720
                   3/1/2035
     2,000,000   2 New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC),              2,093,920
                   3/1/2015
     1,000,000     New York City, NY IDA, Special Facilities Revenue Bonds (Series 2006), 5.125% (Jet Blue Airways           837,170
                   Corp.)/(Original Issue Yield: 5.35%), 5/15/2030
       400,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association),          415,848
                   1/1/2024
     1,500,000     New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British                    1,591,185
                   Airways)/(Original Issue Yield: 7.976%), 12/1/2032
     5,500,000     New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines,          6,160,385
                   Inc.)/(Original Issue Yield: 8.095%), 8/1/2028
     1,000,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022                                  1,034,880
       260,000     New York City, NY, UT GO Bonds (Fiscal 2002 Series B), 5.375% (Original Issue Yield: 5.48%),              273,692
                   12/1/2020
     1,700,000   2 New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports               1,707,531
                   Museum), 2/15/2019
     3,000,000 2,3 New York State Dormitory Authority, Municipal Securities Trust Certificates (Series 7041),              3,053,400
                   6.643% (New York Hospital Medical Center of Queens)/(FHA INS), 8/15/2037
       300,000     New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General                 292,932
                   Hospital)/(Radian Asset Assurance INS), 12/1/2035
     1,075,000     New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health           1,081,719
                   Obligated Group), 7/1/2026
                      TOTAL                                                                                               30,934,207
                   NORTH CAROLINA--1.5%
     2,500,000     Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75%                2,423,950
                   (National Gypsum Co.), 8/1/2035
     1,500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds             1,506,795
                   (Series 2005A), 6.125% (Pennybyrn at Maryfield), 10/1/2035
       500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,              557,475
                   6.375% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/
                   (Original Issue Yield: 6.55%), 3/1/2032
     1,840,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,            2,006,483
                   7.625% (Depaul Community Facilities)/(United States Treasury PRF 11/1/2009@102)/
                   (Original Issue Yield: 7.625%), 11/1/2029
       630,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding           574,522
                   Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030
     1,200,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80%         1,217,232
                   (Arc of North Carolina Projects), 10/1/2034
       500,000     North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2005A),               486,280
                   5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025
                      TOTAL                                                                                                8,772,737
                   OHIO--3.6%
     9,655,000     Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds               9,935,285
                   (Series 2007A), 6.50%, 6/1/2047
     1,000,000     Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25%        1,011,510
                   (St. Clarence-GEAC LLC), 5/1/2038
     1,500,000     Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds,           1,606,755
                   7.35% (University Heights, OH Public Parking Garage), 12/1/2031
       500,000     Franklin County, OH Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio                    566,155
                   Presbyterian Retirement Services)/(United States Treasury PRF 7/1/2011@101)/(Original Issue
                   Yield: 7.35%), 7/1/2029
     5,000,000     Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.625% (Catholic Healthcare          5,356,600
                   Partners), 10/1/2013
     1,500,000     Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A),            1,535,880
                   7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034
       375,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio              391,875
                   Bond Fund), 11/15/2032
                      TOTAL                                                                                               20,404,060
                   OKLAHOMA--1.0%
     3,665,000     Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County          3,682,592
                   Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015
     1,000,000     Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00%             961,950
                   (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038
     1,000,000     Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125%            986,590
                   (Concordia Life Care Community), 11/15/2025
                      TOTAL                                                                                                5,631,132
                   OREGON--0.5%
     1,000,000     Clackamas County, OR Hospital Facilities Authority, Refunding Gross Revenue Bonds (Series 2005),          956,950
                   5.125% (Willamette Falls Hospital), 4/1/2026
     1,000,000   2 Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%,           967,010
                   10/1/2026
     1,000,000     Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement                     1,180,660
                   Community)/(United States Treasury PRF 12/1/2013@101)/(Original Issue Yield: 7.125%), 12/1/2034
                      TOTAL                                                                                                3,104,620
                   PENNSYLVANIA-6.5%
     1,330,000     Allegheny County, PA HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St.         1,300,461
                   Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018
     3,000,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2007A), 5.375% (West Penn                 2,727,960
                   Allegheny Health System), 11/15/2040
     2,000,000   2 Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo        2,003,760
                   PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
     1,120,000     Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel                    1,175,350
                   Schools)/(Original Issue Yield: 7.75%), 12/15/2029
       865,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50%          878,788
                   (United States Steel Corp.), 11/1/2016
       600,000     Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice,             610,266
                   Inc.), 1/1/2035
     2,000,000   1 Carbon County, PA IDA, (Panther Creek Partners Project), Refunding Revenue Bonds, 6.700%,               2,110,460
                   5/1/2012
     1,500,000     Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue              1,533,165
                   Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%),
                   12/1/2024
       555,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),             656,115
                   7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                   1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035
     1,445,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),           1,708,265
                   7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                   1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035
     1,845,000 2,3 Geisinger Authority, PA Health System, DRIVERs (Series 1834), 5.259% (Geisinger Health System),         1,206,261
                   2/1/2015
     1,000,000     Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Villiage Project)/(United          1,108,490
                   States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 7.84%), 5/1/2031
     1,000,000     Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango            1,156,810
                   Presbyterian SeniorCare Obligated Group)/(United States Treasury PRF 11/15/2011@102)/(Original
                   Issue Yield: 7.75%), 11/15/2031
     2,335,000 2,3 Lehigh County, PA General Purpose Authority, RITES (PA-1458), 4.28% (St. Lukes Hospital of              1,108,938
                   Bethlehem), 8/15/2042
     1,500,000     Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2007), 5.125% (Pocono              1,422,915
                   Medical Center)/(Original Issue Yield: 5.20%), 1/1/2037
     2,000,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.375%               2,179,020
                   (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009@102)/
                   (Original Issue Yield: 7.50%), 12/1/2030
     1,000,000     Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh           1,010,810
                   Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035
       500,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.),          500,895
                   11/1/2027
     2,000,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027              2,011,360
     2,400,000     Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating),          2,402,064
                   1/1/2009
       900,000     Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A),            901,953
                   5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035
     1,000,000     Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS),        1,019,480
                   6/15/2024
     2,000,000 2,3 Sayre, PA, Health Care Facilities Authority, Municipal Securities Trust Certificates (Series            1,439,900
                   7047), 5.485% (Guthrie Healthcare System, PA)/(GTD by Bear Stearns & Co., Inc.), 12/23/2026
     1,500,000     Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF                             1,692,075
                   9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031
       740,000     Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45%                  713,397
                   (Victory Centre Project-Tanger Outlet Development), 7/1/2035
     2,000,000   1 Westmoreland County, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Health Care            2,110,460
                   Facility Revenue Bonds (Series 2000B), 8.000%, (Original Issue Yield: 8.25%), 11/15/2023
       500,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone           483,615
                   Presbyterian Seniorcare Obligated Group), 1/1/2026
                      TOTAL                                                                                               37,173,033
                   PUERTO RICO--0.1%
     9,000,000   2 Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) 6.125%,                513,450
                   5/15/2050
                   RHODE ISLAND--0.7%
     3,500,000 2,3 Rhode Island Housing & Mortgage Finance Corp., UBS Custodial Residual & Variable Securities,            2,869,370
                   6.333%, 10/1/2014
     1,000,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds              1,136,560
                   (Series 2002), 6.50% (Lifespan Obligated Group)/(United States Treasury PRF
                   8/15/2012@100)/(Original Issue Yield: 6.70%), 8/15/2032
                      TOTAL                                                                                                4,005,930
                   SOUTH CAROLINA--2.1%
     6,000,000   5 Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B)          1,490,280
                   7.700%, 1/1/2025
     7,750,000   5 Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series              1,126,927
                   1998A) 5.850%, 1/1/2034
       825,000     Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes              750,527
                   Improvement District), 12/1/2037
     1,000,000     Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base                  911,760
                   Redevelopment Project Area)/(Original Issue Yield: 5.27%), 10/1/2026
       750,000     Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base                  664,567
                   Redevelopment Project Area)/(Original Issue Yield: 5.325%), 10/1/2035
       800,000     South Carolina Jobs-EDA, First Mortgage Health Facilities Refunding Revenue Bonds (Series 2006),          694,176
                   5.30% (Wesley Commons), 10/1/2036
     1,500,000     South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998),        1,413,525
                   5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026
     1,500,000     South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.375%          1,700,295
                   (Palmetto Health Alliance)/(United States Treasury PRF 12/15/2010@102)/(Original Issue Yield:
                   7.55%), 12/15/2021
     2,000,000 2,3 South Carolina Jobs-EDA, RITES (PA-1471), 4.48% (Palmetto Health Alliance), 8/1/2039                    1,970,000
     1,000,000     Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds              1,016,790
                   (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028
                      TOTAL                                                                                               11,738,847
                   SOUTH DAKOTA--0.8%
     2,000,000     Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032        2,032,260
     2,000,000     Minnehaha County, SD Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran           2,301,860
                   Home)/(United States Treasury PRF 12/1/2012@100)/(Original Issue Yield: 7.198%), 12/1/2035
                      TOTAL                                                                                                4,334,120
                   TENNESSEE--1.4%
     3,000,000     Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue                 3,429,690
                   Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033
     2,000,000     Johnson City, TN Health & Education Facilities Board, Hospital First Mortgage Revenue Bonds             2,014,860
                   (Series 2006A), 5.50% (Mountain States Health Alliance), 7/1/2036
     1,000,000     Johnson City, TN Health & Education Facilities Board, Retirement Facility Revenue Bonds (Series         1,008,570
                   2004A), 6.25% (Appalachian Christian Village)/(Original Issue Yield: 6.43%), 2/15/2032
       365,000     Knox County, TN Health Education & Housing Facilities Board, Hospital Facilities Revenue Bonds,           372,074
                   6.50% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.625%), 4/15/2031
       625,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                   704,038
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield:
                   6.45%), 9/1/2022
       375,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                   422,423
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield:
                   6.45%), 9/1/2022
                      TOTAL                                                                                                7,951,655
                   TEXAS--9.1%
     2,000,000     ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin          2,047,520
                   LP)/(Original Issue Yield: 7.50%), 1/1/2025
       800,000     Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist              856,528
                   Retirement)/(Original Issue Yield: 7.25%), 11/15/2033
     6,000,000     Alliance Airport Authority Inc., TX, Special Facilities Revenue Refunding Bonds (Series 2007),          4,905,240
                   5.25% (American Airlines, Inc.)/(Original Issue Yield: 5.50%), 12/1/2029
     1,000,000     Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue               950,900
                   Refunding Bonds (Series 2006B), 5.75%, 1/1/2034
     1,000,000     Austin, TX Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A),          1,099,870
                   6.70% (United States Treasury PRF 1/1/2011@100)/(Original Issue Yield: 6.75%), 1/1/2032
     1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 1994A), 5.40% (Texas Competitive                  851,190
                   Electric Holdings Co. LLC), 5/1/2029
     1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (Texas Competitive             999,130
                   Electric Holdings Co. LLC), Mandatory Tender 4/1/2013
       715,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (Texas Competitive                  713,162
                   Electric Holdings Co. LLC)/(Original Issue Yield: 6.77%), 10/1/2038
     1,000,000     Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (Texas Competitive Electric Holdings Co.         1,040,880
                   LLC), 4/1/2033
     2,380,000     Brazos River Authority, TX, Refunding PCRBs (Series 2001C), 5.75% TOBs (Texas Competitive               2,309,385
                   Electric Holdings Co. LLC), Mandatory Tender 11/1/2011
     1,000,000     Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 7.75% (CenterPoint Energy,          1,030,690
                   Inc.), 12/1/2018
     2,000,000     Dallas-Fort Worth, TX International Airport Facility Improvement Corp., Refunding Revenue Bonds         1,702,160
                   (Series 2007), 5.50% (American Airlines, Inc.)/(Original Issue Yield: 5.67%), 11/1/2030
     4,000,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional            4,189,880
                   Health System), 9/1/2034
     1,500,000     El Paso, TX HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health                  1,735,335
                   Services)/(United States Treasury PRF 8/15/2011@102), 8/15/2031
       500,000     Gulf Coast, TX Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65%                519,040
                   (Valero Energy Corp.), 4/1/2032
       765,000     HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at          707,220
                   Gleannloch Farms, Inc.), 2/15/2027
     1,265,000     HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at        1,125,863
                   Gleannloch Farms, Inc.), 2/15/2037
     1,000,000     HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at           937,230
                   Willow Bend), 11/1/2036
     1,000,000     Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental          1,028,630
                   Airlines, Inc.), 7/1/2029
     1,000,000     Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 7.125% (Buckingham Senior         1,204,350
                   Living Community)/(United States Treasury PRF 2/15/2014@101)/
                   (Original Issue Yield: 7.20%), 2/15/2034
     2,000,000     Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035          1,923,260
     1,125,000     Mesquite, TX HFDC, Retirement Facility Revenue Bonds (Series 2005), 5.625% (Christian Care              1,113,300
                   Centers, Inc.), 2/15/2035
     1,000,000     Mission, TX Economic Development Corp., Solid Waste Disposal Revenue Bonds (Series 2007A), 5.20%          969,160
                   (Allied Waste North America, Inc.)/(Original Issue Yield: 5.30%), 4/1/2018
     2,000,000     North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest             2,189,480
                   Senior Housing Corp. Edgemere Project)/(United States Treasury PRF 11/15/2009@102)/(Original
                   Issue Yield: 7.75%), 11/15/2029
       250,000     Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.),          252,270
                   4/1/2018
     2,000,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series          1,829,600
                   2006), 6.375% (Doctors Hospital)/(Original Issue Yield: 6.60%), 11/1/2036
       900,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A),            901,080
                   6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036
     1,000,000     Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original           992,810
                   Issue Yield: 5.89%), 8/15/2018
     1,000,000     Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original           965,880
                   Issue Yield: 5.97%), 8/15/2028
     7,500,000     Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Gas Supply Revenue Bonds (Series          6,546,450
                   2006B), 4.515%, 12/15/2026
     2,000,000     Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American            434,600
                   Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032
     1,485,000     Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX                   146,941
                   Project), 10/1/2031
     1,000,000     Tom Green County, TX HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue        1,059,430
                   Yield: 6.85%), 5/15/2021
       535,000     Travis County, TX HFDC, Retirement Facility Revenue Bonds, 5.65% (Querencia at Barton                     506,982
                   Creek)/(Original Issue Yield: 5.80%), 11/15/2035
     2,000,000     Tyler, TX HFDC, Revenue Refunding & Improvement Bonds (Series 2007A), 5.375% (East Texas Medical        1,943,420
                   Center Regional Healthcare System)/(Original Issue Yield: 5.45%), 11/1/2037
                      TOTAL                                                                                               51,728,866
                   UTAH--0.8%
     1,000,000   2 Provo, UT, Charter School Revenue Bonds (Series 2007), 5.50% (Freedom Academy                             923,400
                   Foundation)/(Original Issue Yield: 5.55%), 6/15/2037
       800,000     Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership             769,336
                   Academy), 11/15/2026
     1,750,000     Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership           1,669,938
                   Academy), 11/15/2036
     1,315,000   2 Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00%         1,301,416
                   (Channing Hall), 7/15/2037
                      TOTAL                                                                                                4,664,090
                   VIRGINIA--3.0%
       675,000     Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield:             740,016
                   7.15%), 6/1/2016
     1,000,000     Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield:           1,076,070
                   7.625%), 6/1/2033
     1,480,000     Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia              1,536,270
                   United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027
       520,000     Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia                586,227
                   United Methodist Homes, Inc.)/(United States Treasury PRF 6/1/2012@100)/
                   (Original Issue Yield: 6.80%), 6/1/2027
     1,500,000     Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375%            1,819,485
                   (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original
                   Issue Yield: 7.625%), 12/1/2032
     1,000,000     Peninsula Town Center Community Development Authority, VA, Special Obligation Bonds (Series             1,020,170
                   2007), 6.45%, 9/1/2037
     7,500,000   5 Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B)             4,484,475
                   (United States Treasury PRF 8/15/2008@61.238) 5.719%, 8/15/2017
    16,000,000   5 Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (United States               4,699,360
                   Treasury PRF 8/15/2008@30.08) 5.900%, 8/15/2029
     1,250,000     Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1),         1,036,038
                   5.00% (Original Issue Yield: 5.12%), 6/1/2047
                      TOTAL                                                                                               16,998,111
                   WASHINGTON--1.4%
       250,000     Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit              250,640
                   Valley Hospital), 12/1/2030
     1,500,000   2 Washington Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason        1,470,660
                   Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042
     1,625,000     Washington State Housing Finance Commission, Nonprofit Revenue Bonds (Series 2007A), 5.625%             1,542,661
                   (Skyline at First Hill), 1/1/2038
     5,000,000     Washington State Housing Finance Commission, SFM Revenue Bonds (2006 Series 5A), 4.90% (GNMA            4,774,950
                   Home Mortgage Program COL), 6/1/2037
                      TOTAL                                                                                                8,038,911
                   WEST VIRGINIA--0.4%
       640,000     Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement            597,190
                   Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036
     1,000,000     Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort               955,000
                   Henry Centre Tax Increment Financing District No. 1), 6/1/2034
     1,000,000     Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2007A), 5.85% (Fort Henry          986,740
                   Centre Tax Increment Financing District No. 1), 6/1/2034
                      TOTAL                                                                                                2,538,930
                   WISCONSIN--3.2%
       750,000     Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A),              750,300
                   5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035
     2,500,000 2,3 Wisconsin Housing & EDA, Residual Interest Trust Receipts (Series 2007-K15), 6.846%, 9/1/2021           2,369,800
     1,250,000     Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging,        1,207,663
                   Inc.)/(Original Issue Yield: 5.778%), 3/1/2028
     1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare)/(United           1,148,520
                   States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 7.375%), 5/1/2026
       880,000     Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare)/(United            1,015,150
                   States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 7.50%), 5/1/2032
     1,400,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/                     1,377,306
                   (Original Issue Yield: 6.25%), 12/1/2034
       750,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/(Original             751,860
                   Issue Yield: 6.32%), 4/1/2034
     1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals,              1,054,900
                   Inc.)/(Original Issue Yield: 6.95%), 8/15/2034
     2,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.25% (Wheaton Franciscan HealthCare),              1,923,800
                   8/15/2031
     2,000,000     Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center,                    2,000,420
                   Inc.)/(Original Issue Yield: 6.90%), 10/1/2022
     1,250,000     Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028            1,221,900
       500,000     Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue               512,470
                   Yield: 6.875%), 7/1/2028
     1,630,000     Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield:           1,679,585
                   6.15%), 7/1/2030
     1,000,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034            975,890
                      TOTAL                                                                                               17,989,564
                   WYOMING--0.6%
     2,000,000     Sweetwater County, WY, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC           1,954,960
                   Corp.), 12/1/2035
     1,500,000     Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical                   1,554,900
                   Center)/(Original Issue Yield: 7.00%), 12/1/2027
                      TOTAL                                                                                                3,509,860
                      TOTAL MUNICIPAL BONDS                                                                              556,543,244
                      (IDENTIFIED COST $565,222,959)
                   SHORT-TERM MUNICIPALS--0.6%8
                   CONNECTICUT--0.1%
       700,000     Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian              700,000
                   Asset Assurance INS)/(Bank of America N.A. LIQ), 5.250%, 12/5/2007
                   SOUTH CAROLINA--0.5%
     2,500,000     South Carolina Jobs-EDA, (Series A) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset         2,500,000
                   Assurance INS)/(Wachovia Bank N.A. LIQ), 6.000%, 12/6/2007
                      TOTAL SHORT-TERM MUNICIPALS                                                                          3,200,000
                      (AMORTIZED COST $3,200,000)
                   OTHER--1.3%
     1,500,000 2,3 Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010                                                1,627,800
     2,000,000 2,3 Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050                                                 2,173,600
     4,000,000     Non-Profit Preferred Funding Trust I, Partnership,16.358%, 9/15/2037                                    3,880,520
                      TOTAL OTHER (IDENTIFIED COST $7,489,000)                                                             7,681,920
                      TOTAL INVESTMENTS -99.7%                                                                           567,425,164
                      (IDENTIFIED COST $575,911,959)9
                      OTHER ASSETS AND LIABILITIES - NET -0.3%                                                             1,611,778
                      TOTAL NET ASSETS -100%                                                                           $ 569,036,942


     Securities that are subject to the federal alternative minimum tax (AMT) represent 19.0% of the Fund's portfolio as calculated based upon total market value.

1    Underlying security in inverse floater structure.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, these restricted securities amounted to $73,353,067, which represented 12.9% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At
     November 30, 2007, these liquid restricted securities amounted to $45,511,094, which represented 8.0% of total net assets.

4    Non-income producing security.

5    Zero coupon bond, reflects effective rate at time of purchase.

6 Partial payment received on scheduled semi-annual interest payment on July 1, 2007.

7 The obligor filed for bankruptcy. Future interest payments may not be fulfilled.

8    Current rate and next reset date shown for Variable Rate Demand Notes.

9 At November 30, 2007, the cost of investments for federal tax purposes was $569,256,078. The net unrealized depreciation of investments for federal tax purposes was $8,250,914. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,430,735 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,681,649.


Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2007, is as follows:


SECURITY                                                                                  ACQUISITION DATE          ACQUISITION COST
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625%      9/23/1999                       $1,969,900
(AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste          6/24/2005                       $1,000,000
Management, Inc.), 7/1/2027
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste        3/30/2005                       $1,000,000
Management, Inc.), 4/1/2025
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste         10/28/2005                      $2,000,000
Management, Inc.), 11/1/2023
California Statewide Communities Development Authority, MFH Revenue Bonds (Series         6/7/1999                        $1,270,000
1999X), 6.65% (Magnolia City Lights Project), 7/1/2039
California Statewide Communities Development Authority, Revenue Bonds, 6.625%             7/13/2001                         $970,000
(Tehiyah Day School), 11/1/2031
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of          5/9/2003                        $1,000,000
Florida Convention and Resort Hotel Facilities)/(U.S. Treasury PRF
10/1/2012@102)/(Original Issue Yield: 8.947%), 10/1/2033
Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A)        7/15/2005                         $541,890
(Original Issue Yield: 6.50%), 5/15/2050
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006      6/9/2006                        $1,000,000
C), 5.625%, 10/1/2026
Director of the State of Nevada Department of Business and Industry, Revenue Bonds        12/23/2004                      $1,279,850
(Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield:
7.125%), 11/15/2034
Director of the State of Nevada Department of Business and Industry, Revenue Bonds        12/9/2004                         $986,780
(Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield:
6.875%), 11/15/2023
Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project),            7/27/1999                       $2,445,000
8/1/2030
Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake       8/30/2000                       $1,953,424
Charles Memorial Hospital)/(United States Treasury PRF 12/1/2010@102)/(Original Issue
Yield: 8.75%), 12/1/2030
Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt.          4/26/2004                         $675,248
Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029
New York City, NY, IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center     3/15/2005                       $6,000,000
LLC), 3/1/2035
New York City, NY, IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center     3/15/2005                       $2,000,000
LLC), 3/1/2015
New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National        8/7/2006                        $1,700,000
Sports Museum), 2/15/2019
Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School      12/5/2005                       $2,000,000
of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035
Provo, UT, Charter School Revenue Bonds (Series 2007), 5.50% (Freedom Academy             3/29/2007                       $1,000,000
Foundation)/(Original Issue Yield: 5.55%), 6/15/2037
Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series         10/26/2007-11/26/2007           $1,316,538
2007A), 6.00% (Channing Hall), 7/15/2037
Washington Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25%          11/30/2007                      $1,473,735
(Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042
Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds           12/21/2005                      $1,000,000
(Series 2005), 6.00%, 7/1/2030

     In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees. {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

     The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

   {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

   The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

The following acronyms are used throughout this portfolio:

 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 DRIVERs --Derivative Inverse Tax-Exempt Receipts
 EDA     --Economic Development Authority
 EDFA    --Economic Development Financing Authority
 EDRBs   --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FHA     --Federal Housing Administration
 FLOATs  --Puttable Floating Option Tax-Exempt Receipts
 GNMA    --Government National Mortgage Association
 GO      --General Obligation
 GTD     --Guaranteed
 HDA     --Hospital Development Authority
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDFA    --Industrial Development Finance Authority
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ     --Liquidity Agreement
 LO      --Limited Obligation
 LT      --Limited Tax
 MFH     --Multi-Family Housing
 PCR     --Pollution Control Revenue
 PCRBs   --Pollution Control Revenue Bonds
 PCFA    --Pollution Control Finance Authority
 PRF     --Prerefunded
 RITES   --Residual Interest Tax-Exempt Securities
 SFM     --Single Family Mortgage
 SLF     --Supportive Living Facility
 TOBs    --Tender Option Bonds
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes







FEDERATED NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS--93.1%
                  NEW YORK--86.4%
  $   500,000     Albany, NY IDA, IDRBs (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024                  $    503,330
      500,000     Albany, NY IDA, Civic Facility Revenue Bonds, (Series A), 5.75% (Albany Law School), 10/1/2030             510,030
      500,000     Albany, NY IDA, Tax-Exempt Civic Facility Revenue Bonds (Series 2007A), 5.00% (Albany Law School           476,680
                  of Union University)/(Original Issue Yield: 5.05%), 7/1/2031
      375,000     Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care Center,         324,881
                  Inc.), 1/1/2040
      500,000     Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing           533,120
                  Corp.)/(AMBAC INS)/(Original Issue Yield: 5.82%), 8/1/2025
      500,000     Broome County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 5.00% (University Plaza-Phase          466,045
                  II)/(American Capital Access INS)/(Original Issue Yield: 5.05%), 8/1/2025
      400,000     Cattaraugus County, NY IDA, Civic Facility Revenue Bonds, 5.10% (St. Bonaventure University),              385,684
                  5/1/2031
      285,000     Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and           306,375
                  Health Centers), 3/1/2029
      785,000     Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%),              811,211
                  7/1/2020
      500,000     East Rochester, NY Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's           529,620
                  Residence Facility LLC)/(GTD by GNMA), 12/20/2022
      335,000     East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland           315,677
                  Village, Inc.), 8/1/2033
      200,000     Essex County, NY IDA, Environmental Improvement Revenue Bonds (Series 2006A), 4.60% (International         166,882
                  Paper Co.), 12/1/2030
      500,000     Essex County, NY IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 5.20%                   483,035
                  (International Paper Co.), 12/1/2023
      750,000     Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035                750,915
      500,000     Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/                          503,125
                  (Original Issue Yield: 5.10%), 7/1/2033
      220,000     Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA             238,071
                  INS), 7/1/2023
      500,000     Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes            502,460
                  Memorial Hospital Civic Facility), 7/1/2030
    1,000,000     Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2006B), 5.00%,            1,027,180
                  12/1/2035
      500,000     Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University),           519,715
                  7/1/2023
      250,000     Metropolitan Transportation Authority, NY, Revenue Bonds (Series 1998A), 5.00% (MTA Dedicated Tax          276,035
                  Fund)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 5.22%), 4/1/2023
      500,000     Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation         515,280
                  Revenue), 11/15/2035
      500,000     Middletown, NY Housing Authority, MFH Revenue Bonds (Series 2006), 4.80% (Summitfield & Moore              467,500
                  Heights Apartments)/(GTD by FNMA), 7/1/2039
      500,000     Monroe County, NY IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/                        505,710
                  (Radian Asset Assurance INS)/(Original Issue Yield: 5.25%), 6/1/2026
      500,000     Monroe County, NY IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA Insurance Corp.         532,540
                  INS), 10/1/2021
      510,000     Monroe County, NY IDA, Student Housing Revenue Bonds (Series A), 5.375% (Rochester, NY Institute           505,803
                  of Technology)/(Original Issue Yield: 5.46%), 4/1/2029
      115,000     Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-         121,154
                  Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011
      500,000     Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center LLC)/(GTD by            504,515
                  KeySpan Corp.), 6/1/2027
      500,000     New York City, NY IDA, (Series 1995) Civic Facility Revenue Bonds, 6.30% (College of New                   500,890
                  Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015
      250,000     New York City, NY IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/                       266,617
                  (AMBAC INS), 7/1/2017
      390,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island                  393,900
                  University Hospital), 7/1/2031
      300,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New          295,506
                  York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023
      200,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island                   203,412
                  University Hospital), 7/1/2032
      400,000   1 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),                 415,340
                  3/1/2015
      500,000     New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I           477,745
                  LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028
      500,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032                428,200
      300,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association),           311,886
                  1/1/2024
      500,000     New York City, NY Municipal Water Finance Authority, Revenue Bonds (Series 2002B), 5.00% (Original         516,350
                  Issue Yield: 5.14%), 6/15/2026
      500,000     New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25%          528,755
                  (AMBAC INS), 8/1/2022
       75,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023                                      80,514
      500,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.25%, 8/15/2025                                    523,240
      515,000     New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015                                            561,257
      500,000     New York Counties Tobacco Trust III, Revenue Bonds, 5.75% (Original Issue Yield: 5.93%), 6/1/2033          503,720
      700,000     New York Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group,               742,476
                  Inc.), 10/1/2035
      300,000   1 New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum),         301,329
                  2/15/2019
      500,000     New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125%              543,160
                  (State University of New York)/(United States Treasury PRF 5/15/2012@101), 5/15/2021
      500,000     New York State Dormitory Authority, FHA-INS Mortgage Hospital Revenue Bonds (Series 2007), 5.25%           522,650
                  (New York Presbyterian Hospital)/(FSA INS), 2/15/2031
      500,000     New York State Dormitory Authority, FHA-INS Mortgage Nursing Home Revenue Bonds (Series 2001),             544,275
                  6.10% (Norwegian Christian Home and Health Center)/(MBIA Insurance Corp. INS), 8/1/2041
    1,000,000     New York State Dormitory Authority, Insured Revenue Bonds (Series 1999), 6.00% (Pratt                    1,042,400
                  Institute)/(Radian Asset Assurance INS), 7/1/2020
      500,000     New York State Dormitory Authority, INS Revenue Bonds (Series 2005), 5.125% (Providence Rest               456,025
                  Home)/(American Capital Access INS), 7/1/2030
      500,000     New York State Dormitory Authority, Lease Revenue Bonds (Series 2006A), 5.00% (State University of         522,330
                  New York)/(MBIA Insurance Corp. INS), 7/1/2031
      665,000 1,2 New York State Dormitory Authority, Municipal Securities Trust Certificates (Series 7041), 6.643%          676,837
                  (New York Hospital Medical Center of Queens)/(FHA INS), 12/6/2007
    2,000,000     New York State Dormitory Authority, Pooled Loan Program INS Revenue Bonds (Series 2005A), 5.00%          2,058,920
                  (Cerebral Palsy Associations of New York State)/(Assured Guaranty Corp. INS), 7/1/2034
      750,000     New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering         781,590
                  Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering           560,945
                  Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2023
      200,000     New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(FGIC          208,980
                  INS), 7/1/2022
      300,000     New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham                            322,326
                  University)/(United States Treasury PRF 7/1/2012@100), 7/1/2022
      750,000     New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri                             776,550
                  Residence)/(Allied Irish Banks PLC LOC), 7/1/2022
      250,000     New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island           275,323
                  Jewish Obligated Group)/(Original Issue Yield: 5.48%), 5/1/2023
      750,000     New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University               766,943
                  Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist                 508,600
                  Hospital), 7/1/2024
      250,000     New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester,          263,195
                  NY), 7/1/2024
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health              503,125
                  Obligated Group), 7/1/2026
    1,000,000     New York State Dormitory Authority, Revenue Bonds (Series 2005F), 5.00% (New York State Personal         1,045,900
                  Income Tax Revenue Bond Fund)/(AMBAC INS), 3/15/2025
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2006), 5.00% (Memorial Sloan-Kettering           515,465
                  Cancer Center), 7/1/2035
    1,000,000     New York State Dormitory Authority, Revenue Bonds (Series 2007), 5.00% (Mt. Sinai School of              1,053,680
                  Medicine of New York University )/(MBIA Insurance Corp. INS), 7/1/2027
      250,000     New York State Dormitory Authority, Revenue Bonds (Series 2007A), 5.00% (NYU Hospitals Center),            221,598
                  7/1/2036
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2007A), 5.00% (North Shore-Long Island           501,095
                  Jewish Obligated Group), 5/1/2037
      250,000     New York State Dormitory Authority, Revenue Bonds (Series A), 5.00% (NYU Hospitals Center),                233,072
                  7/1/2026
      250,000     New York State Dormitory Authority, Revenue Bonds (Series A), 5.625% (City University of New               278,055
                  York)/(Original Issue Yield: 5.95%), 7/1/2016
      500,000     New York State Dormitory Authority, Revenue Bonds, 5.10% (Catholic Health Services of Long                 482,350
                  Island)/(Original Issue Yield: 5.19%), 7/1/2034
      500,000     New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(MBIA Insurance Corp.           526,150
                  INS)/(Original Issue Yield: 5.28%), 7/1/2030
        5,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375%, 9/15/2015             5,011
    1,000,000     New York State Thruway Authority, Revenue Bonds (Series 2006A), 5.00% (New York State Thruway            1,048,550
                  Authority - Dedicated Highway & Bridge Trust Fund)/(AMBAC INS), 4/1/2026
      250,000     New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York             286,225
                  State)/(Original Issue Yield: 5.94%), 4/1/2020
      500,000     New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125%             522,840
                  (New York State), 1/1/2022
      500,000     Niagara County, NY IDA, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2001D),              504,725
                  5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) 11/15/2024
      500,000     Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Emma Willard                 516,425
                  School), 1/1/2036
      500,000     Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Rensselaer                   511,500
                  Polytechnic Institute), 3/1/2036
      500,000     Rensselaer, NY City School District, COPs (Series 2006), 5.00% (XL Capital Assurance Inc. INS),            518,575
                  6/1/2036
      500,000     Seneca County, NY IDA, Civic Facility Revenue Bonds (Series 2007), 5.00% (New York Chiropractic            488,465
                  College), 10/1/2027
      500,000     Suffolk County, NY IDA, Continuing Care Retirement Community Refunding Revenue Bonds (Series               467,955
                  2006), 5.00% (Jefferson's Ferry), 11/1/2028
      500,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue               480,510
                  Yield: 5.125%), 6/1/2026
      440,000     Tompkins County, NY IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375%         441,729
                  (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018
      500,000     United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%,           500,520
                  7/1/2022
      300,000     Utica, NY Industrial Development Agency Civic Facility, Revenue Bonds (Series 2004A), 6.875%               317,673
                  (Utica College)/(United States Treasury PRF 6/1/2009@101), 12/1/2024
      500,000     Westchester County, NY IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward                    507,425
                  School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021
      175,000     Westchester County, NY IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A),              181,155
                  6.375% (Kendal on Hudson )/(Original Issue Yield: 6.55%), 1/1/2024
      500,000     Yonkers, NY IDA, Revenue Bonds (Series 2006A), 5.00% (Sacred Heart Association)/(GTD by New York           498,430
                  State Mortgage Agency), 10/1/2037
    1,000,000     Yonkers, NY IDA, Revenue Bonds, 5.25% (Monastery Manor Association LP)/(GTD by New York State            1,018,200
                  Mortgage Agency), 4/1/2037
                     TOTAL                                                                                                44,841,162
                  PUERTO RICO--6.7%
      500,000     Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States Treasury         533,695
                  PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026
      630,000     Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00% (United States           688,628
                  Treasury PRF 7/1/2014@100), 7/1/2034
      370,000     Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/1/2034                364,631
      500,000     Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series B), 5.75% (United States           535,995
                  Steel Corp. PRF 7/1/2010@101)/(Original Issue Yield: 5.78%), 7/1/2016
      175,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00%           173,000
                  (Original Issue Yield: 5.10%), 7/1/2033
      325,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00%           352,622
                  (United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 5.10%), 7/1/2033
      240,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         231,624
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2026
      100,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing          93,406
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2036
      135,000     Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (GTD by Commonwealth of         136,362
                  Puerto Rico)/(Original Issue Yield: 5.40%), 7/1/2027
      365,000     Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (United States Treasury         394,083
                  PRF 7/1/2012@100)/(Original Issue Yield: 5.40%), 7/1/2027
                     TOTAL                                                                                                 3,504,046
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $47,892,393)                                                  48,345,208
                  SHORT-TERM MUNICIPALS--4.4%3
                  NEW YORK--2.5%
    1,300,000     New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 3.530%,              1,300,000
                  12/3/2007
                  PUERTO RICO--1.9%
    1,000,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit            1,000,000
                  Suisse, Zurich LIQ), 3.410%, 12/5/2007
                     TOTAL SHORT-TERM MUNICIPALS                                                                           2,300,000
                     (AT AMORTIZED COST)
                     TOTAL INVESTMENTS-97.5%                                                                              50,645,208
                     (IDENTIFIED COST $50,192,393)4
                     OTHER ASSETS AND LIABILITIES - NET-2.5%                                                               1,272,921
                     TOTAL NET ASSETS-100%                                                                              $ 51,918,129

     Securities that are subject to the federal alternative minimum tax (AMT) represents 9.1% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, these restricted securities amounted to $1,393,506, which represented 2.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At November 30, 2007, these liquid restricted securities amounted to $676,837, which represented 1.3% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At November 30, 2007, the cost of investments for federal tax purposes was $50,190,872. The net unrealized appreciation of investments for federal tax purposes was $454,336. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,126,056 and net unrealized depreciation from investments for those securities having an excess of cost over value of $671,720.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium.

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

   {circle}Shares of other mutual funds are valued based upon their reported
      NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.


FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation"). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

      {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

      {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2007, is as follows:

SECURITY                                                                                                  ACQUISITION    ACQUISITION
                                                                                                          DATE                  COST
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015         3/15/2005       $400,000
New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum),          8/7/2006        $300,000
2/15/2019

The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COPs  --Certificates of Participation
 FGIC  --Financial Guaranty Insurance Company
 FHA   --Federal Housing Administration
 FNMA  --Federal National Mortgage Association
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 IDA   --Industrial Development Authority
 IDRBs --Industrial Development Revenue Bonds
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 MFH   --Multi-Family Housing
 PRF   --Prerefunded
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes






FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
               MUNICIPAL BONDS--93.7%
               NORTH CAROLINA-89.9%
  $   500,000  Albemarle, NC Hospital Authority, Health Care Facilities Revenue & Refunding Bonds (Series 2007),        $    480,925
               5.25%, 10/1/2038
    1,190,000  Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (United States Treasury PRF          1,271,444
               7/15/2010@101)/(Original Issue Yield: 5.65%), 7/15/2025
      870,000  Asheville, NC Housing Authority, MFH Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments Project)/(GTD           899,154
               by FNMA), Mandatory Tender 9/1/2021
      500,000  Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (United States              529,955
               Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.55%), 6/1/2026
    1,000,000  Charlotte, NC Airport, Revenue Bonds, Series B, 5.875% (MBIA Insurance Corp. INS)/                          1,041,500
               (Original Issue Yield: 5.95%), 7/1/2019
      500,000  Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A),           504,715
               5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031
      500,000  Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International          505,350
               Paper Co.), 12/1/2020
      500,000  Craven County, NC, COPs (Series 2007), 5.00% (MBIA Insurance Corp. INS), 6/1/2027                             521,910
    1,000,000  Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (United States Treasury        1,062,050
               PRF 3/1/2010@101)/(Original Issue Yield: 5.79%), 3/1/2019
      500,000  Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75% (National            484,790
               Gypsum Co.), 8/1/2035
      750,000  Harnett County, NC, COPs, 5.50% (United States Treasury PRF 12/1/2010@101)/(Original Issue Yield:             804,045
               5.41%), 12/1/2015
    1,000,000  Haywood County, NC Industrial Facilties & PCFA, Revenue Refunding Bonds, 6.40% (Champion                    1,025,320
               International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024
    1,000,000  High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (United States Treasury PRF            1,072,110
               6/1/2010@102)/(Original Issue Yield: 5.67%), 6/1/2018
      250,000  North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Refunding Bonds              239,677
               (Series 2007), 5.00% (Brevard College Corp.), 10/1/2026
      500,000  North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke                   519,675
               University), 10/1/2041
      500,000  North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C),           523,605
               5.375% (Original Issue Yield: 5.57%), 1/1/2017
      500,000  North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%,              527,735
               1/1/2019
      525,000  North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019                                537,448
      425,000  North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018                                432,437
      260,000  North Carolina Medical Care Commission, FHA Insured Mortgage Revenue Bonds (Series 2003), 5.375%              278,151
               (Betsy Johnson Regional Hospital)/(FSA INS), 10/1/2024
      500,000  North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series           551,720
               2001), 6.625% (Moravian Homes, Inc.)/(United States Treasury PRF 4/1/2011@101)/(Original Issue Yield:
               7.00%), 4/1/2031
      250,000  North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series           252,620
               2005A), 6.00% (Pennybyrn at Maryfield), 10/1/2023
    1,500,000  North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series         1,428,255
               2006A), 5.00% (The Pines at Davidson), 1/1/2036
      500,000  North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25%            555,035
               (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/
               (Original Issue Yield: 6.40%), 3/1/2027
      500,000  North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875%           547,765
               (Presbyterian Homes, Inc.)/(United States Treasury PRF 10/1/2010@101)/
               (Original Issue Yield: 7.00%), 10/1/2021
      500,000  North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds         497,265
               (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023
      470,000  North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds         428,612
               (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030
    1,000,000  North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25%           1,036,600
               (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019
      250,000  North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25%            255,887
               (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021
      200,000  North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25%            204,262
               (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022
    1,205,000  North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25%          1,267,190
               (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021
    1,230,000  North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham           1,271,389
               Memorial Hospital )/(Radian Asset Assurance INS), 10/1/2019
      625,000  North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland                 635,931
               Memorial Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.593%), 10/1/2019
      400,000  North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc          405,744
               of North Carolina Projects), 10/1/2034
      700,000  North Carolina Medical Care Commission, Health System Revenue Bonds, 5.00% (Mission Health, Inc.),            702,653
               10/1/2036
    1,000,000  North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast              1,070,390
               Medical Center)/(United States Treasury PRF 11/1/2010@101)/(Original Issue Yield: 5.74%), 11/1/2025
      500,000  North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375% (Southeastern           509,165
               Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032
    1,000,000  North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical       1,042,210
               Center)/(Original Issue Yield: 6.25%), 6/1/2019
      685,000  North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical                   710,270
               Center)/(Radian Asset Assurance INS), 10/1/2018
      250,000  North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series            278,110
               2002), 6.25% (Forest at Duke)/(United States Treasury PRF 9/1/2012@100)/
               (Original Issue Yield: 6.35%), 9/1/2021
      500,000  North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series            577,845
               2003A), 6.375% (Givens Estates )/(United States Treasury PRF 7/1/2013@101)/(Original Issue Yield:
               6.50%), 7/1/2023
      550,000  North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series            553,619
               2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033
      500,000  North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series            466,325
               2005A), 5.50% (United Methodist Retirement Homes)/(Original Issue Yield: 5.55%), 10/1/2035
      500,000  North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds          463,925
               (Series 2007), 5.00% (Givens Estates ), 7/1/2033
      250,000  North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds          240,982
               (Series 2007), 5.125% (Forest at Duke), 9/1/2032
      500,000  North Carolina Medical Care Commission, Revenue Refunding Bonds (Series 2006B), 5.20% (Presbyterian           476,255
               Homes, Inc.), 10/1/2021
    1,000,000  North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 1999B), 6.50% (Original         1,057,900
               Issue Yield: 6.73%), 1/1/2020
      500,000  North Carolina State, Grant Anticipation Revenue Vehicle Bonds (Series 2007), 5.00% (MBIA Insurance           543,155
               Corp. INS), 3/1/2019
    1,000,000  Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds              1,006,740
               (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance INS)/(Original Issue
               Yield: 5.242%), 10/1/2021
    1,000,000  Onslow County, NC Hospital Authority, FHA Insured Mortgage Revenue Bonds, 5.00% (Onslow Memorial            1,017,810
               Hospital)/(GTD by FHA)/(MBIA Insurance Corp. INS), 10/1/2034
    1,080,000  Onslow, NC Water & Sewer Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 6/1/2025          1,121,872
    1,200,000  Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (United States           1,259,676
               Treasury PRF 7/1/2009@101)/(Original Issue Yield: 6.02%), 7/1/2019
    1,000,000  Pitt County, NC, COPs (Series 2000B), 5.50% (United States Treasury PRF 4/1/2010@101)/(Original Issue       1,058,750
               Yield: 5.63%), 4/1/2025
    1,000,000  Pitt County, NC, COPs, 5.00% (MBIA Insurance Corp. INS), 4/1/2025                                           1,047,820
      500,000  Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In U.S. Treasuries          541,140
               COL)/(Original Issue Yield: 5.85%), 12/1/2021
      500,000  Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 5/1/2030             514,970
    1,000,000  Raleigh, NC Combined Enterprise System, Revenue Bonds (Series 2006A), 5.00%, 3/1/2036                       1,047,430
      500,000  Randolph County, NC, Ceritficates of Participation (Series 2007), 5.00% (AMBAC INS), 2/1/2027                 521,255
    1,000,000  Randolph County, NC, COPs (Series 2000), 5.60% (United States Treasury PRF 6/1/2009@101)/(Original          1,043,270
               Issue Yield: 5.77%), 6/1/2018
    1,000,000  Sampson County, NC, COPs, 4.50% (FSA INS), 6/1/2036                                                           967,240
      500,000  University of North Carolina System Pool, Revenue Bonds (Series 2006B), 4.25% (MBIA Insurance Corp.           464,610
               INS)/(Original Issue Yield: 4.38%), 10/1/2033
      525,000  University of North Carolina Wilmington, COPs, 5.25% (FGIC INS), 6/1/2022                                     560,857
      500,000  University of North Carolina at Chapel Hill, Revenue Bonds (Series 2007), 5.00%, 12/1/2036                    526,965
      250,000  Wilmington, NC Storm Water Fee, Revenue Bonds, 5.00% (AMBAC INS), 6/1/2033                                    260,955
      500,000  Wilmington, NC Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (United States Treasury PRF          532,935
               6/1/2010@101)/(Original Issue Yield: 5.76%), 6/1/2018
                  TOTAL                                                                                                   44,787,370
               PUERTO RICO--2.8%
      170,000  Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00%              168,057
               (Original Issue Yield: 5.10%), 7/1/2033
      330,000  Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00%              358,047
               (United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 5.10%), 7/1/2033
      395,000  Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing            414,462
               Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico
               Project)/(Original Issue Yield: 6.65%), 6/1/2026
      500,000  Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing            467,030
               Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
               3/1/2036
                  TOTAL                                                                                                    1,407,596
               VIRGIN ISLANDS--1.0%
      500,000  University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%),               493,395
               6/1/2034
                  TOTAL MUNICIPAL BONDS (IDENTIFIED COST $45,463,495)                                                     46,688,361
               SHORT-TERM MUNICIPALS--5.5%1
               NORTH CAROLINA--4.6%
    2,300,000  North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 3.580%,       2,300,000
               12/6/2007
               PUERTO RICO--0.9%
      450,000  Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse,         450,000
               Zurich LIQ), 3.410%, 12/5/2007
                  TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                                          2,750,000
                  TOTAL MUNICIPAL INVESTMENTS --- 99.2%                                                                   49,438,361
                  (IDENTIFIED COST $48,213,495)2
                  OTHER ASSETS AND LIABILITIES --- NET --- 0.8%                                                              379,716
                  TOTAL NET ASSETS --- 100%                                                                             $ 49,818,077


     Securities that are subject to the federal alternative minimum tax (AMT) represent 10.8% of the Fund's portfolio as calculated based upon total market value.

1    Current rate and next reset date shown for Variable Rate Demand Notes.

2 At November 30, 2007, the cost of investments for federal tax purposes was $48,212,561. The net unrealized appreciation of investments for federal tax purposes was $1,225,800. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,636,953 and net unrealized depreciation from investments for those securities having an excess of cost over value of $411,153.


    Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium.

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

   {circle}Shares of other mutual funds are valued based upon their reported
      NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.


FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation"). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

      {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

      {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

    The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 COPs  --Certificates of Participation
 FGIC  --Financial Guaranty Insurance Company
 FHA   --Federal Housing Administration
 FNMA  --Federal National Mortgage Association
 FSA   --Financial Security Assurance
 GDB   --Government Development Bank
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 MFH   --Multi-Family Housing
 PCFA  --Pollution Control Financing Authority
 PRF   --Prerefunded
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes







FEDERATED OHIO MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
               MUNICIPAL BONDS-95.0%
               OHIO--91.8%
  $ 1,000,000  Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series 2004A), 5.125%         $   1,010,760
               (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.38%), 11/15/2024
    1,750,000  Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25%            1,761,095
               (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.47%), 11/15/2031
    1,000,000  Akron, OH, LT GO Bonds, 5.80% (United States Treasury PRF 11/1/2010@101)/(Original Issue Yield:             1,080,710
               5.95%), 11/1/2020
      300,000  Alliance, OH City School District, UT GO Bonds, 5.50% (United States Treasury PRF                             325,332
               12/1/2010@102)/(Original Issue Yield: 5.85%), 12/1/2022
      395,000  Alliance, OH Waterworks, Revenue Refunding Bonds, 5.00% (MBIA Insurance Corp. INS)/                           403,334
               (Original Issue Yield: 5.20%), 11/15/2020
    1,000,000  Bay Village, OH City School District, School Improvement UT GO Bonds, 5.125% (United States Treasury        1,054,400
               PRF 12/1/2010@100)/(Original Issue Yield: 5.16%), 12/1/2021
    1,945,000  Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series           2,001,463
               2007A), 6.50%, 6/1/2047
    2,850,000  Butler County, OH, MFH Revenue Bonds (Series 2006), 5.10% (Trinity Manor Senior Housing )/(GNMA Home        2,815,971
               Mortgage Program COL), 7/20/2036
    1,000,000  Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran                 982,010
               Village), 11/1/2038
      250,000  Clearview, OH Local School District, UT GO Bonds, 6.00% (United States Treasury PRF                           267,775
               12/1/2010@101)/(Original Issue Yield: 6.17%), 12/1/2024
    2,200,000  Cleveland, OH Airport System, Revenue Bonds, 5.00% (FSA INS), 1/1/2022                                      2,316,424
    1,000,000  Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007O), 5.00% (MBIA Insurance Corp. INS),             1,047,550
               1/1/2032
    2,000,000  Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2026                               2,106,820
      530,000  Cleveland-Cuyahoga County, OH Port Authority, Bond Fund Program Development Revenue Bonds (Series             542,232
               2004E), 5.60% (Port of Cleveland Bond Fund), 5/15/2025
      340,000  Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50% (Port           362,049
               of Cleveland Bond Fund), 11/15/2021
      500,000  Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2002C), 5.95% (Port           516,185
               of Cleveland Bond Fund), 5/15/2022
      490,000  Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2005B), 5.125% (Port          470,331
               of Cleveland Bond Fund), 5/15/2025
      500,000  Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25%              505,755
               (St. Clarence-GEAC LLC), 5/1/2038
    1,000,000  Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00%         1,074,560
               (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018
    1,000,000  Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.25%          1,111,130
               (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 4.88%), 12/1/2024
    1,610,000  Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00%          1,740,136
               (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 4.70%), 12/1/2024
    1,000,000  Delaware County, OH, Capital Facilities LT GO Bonds, 6.25% (United States Treasury PRF                      1,095,450
               12/1/2010@101)/(Original Issue Yield: 6.03%), 12/1/2020
    1,000,000  Elyria, OH City School District, School Improvement UT GO Bonds (Series 2007), 5.00% (XL Capital            1,037,530
               Assurance Inc. INS)/(Original Issue Yield: 5.05%), 12/1/2035
    1,000,000  Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical        1,044,660
               Center)/(Original Issue Yield: 5.66%), 8/15/2022
    1,000,000  Erie County, OH, Revenue Bonds (Series 2006A), 5.00% (Firelands Regional Medical Center), 8/15/2036         1,002,030
    1,500,000  Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian               1,511,400
               Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021
      750,000  Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment              756,608
               Corp.), 6/1/2011
    1,000,000  Gallipolis, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00%        1,048,690
               (MBIA Insurance Corp. INS), 12/1/2030
      250,000  Greene County, OH Sewer Systems, Revenue Bonds, 5.25% (United States Treasury PRF                             259,500
               12/1/2008@102)/(Original Issue Yield: 5.42%), 12/1/2025
    1,000,000  Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development LLC           974,070
               at Central State University)/( American Capital Access INS)/
               (Original Issue Yield: 5.65%), 9/1/2027
    1,000,000  Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development LLC          990,380
               at Central State University)/(American Capital Access INS)/
               (Original Issue Yield: 5.55%), 9/1/2022
    1,530,000  Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati          1,598,896
               Children's Hospital Medical Center)/(FGIC INS), 5/15/2023
    2,400,000  Hamilton County, OH Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan             2,567,640
               Sewer District of Greater Cincinnati)/(United States Treasury PRF 6/1/2010@101)/(Original Issue
               Yield: 5.78%), 12/1/2025
    1,000,000  Hamilton County, OH, EDRBs (Series 2006A), 5.00% (King Highland Community Urban Redevelopment               1,043,620
               Corp.)/(MBIA Insurance Corp. INS), 6/1/2033
    1,595,000  Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.60% (United States Treasury         1,687,430
               PRF 12/1/2010@100)/(Original Issue Yield: 5.62%), 12/1/2032
      405,000  Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.60% (AMBAC INS)/(Original             418,981
               Issue Yield: 5.62%), 12/1/2032
    1,310,000  Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00%          1,373,784
               (FSA INS), 12/1/2029
    2,000,000  Hamilton, OH City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (United             2,105,440
               States Treasury PRF 12/1/2009@101)/(Original Issue Yield: 5.75%), 12/1/2024
    1,000,000  Heath, OH City School District, School Improvement UT GO Bonds (Series A), 5.50% (United States             1,065,060
               Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.635%), 12/1/2027
    2,000,000  Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (MBIA Insurance Corp. INS),                 2,099,020
               12/1/2027
    1,010,000  Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield:         1,069,843
               6.09%), 5/1/2024
    1,500,000  Lake, OH Local School District, Stark County, UT GO Bonds, 5.75% (United States Treasury PRF                1,608,240
               12/1/2010@100)/(Original Issue Yield: 5.90%), 12/1/2021
    2,000,000  Licking Heights, OH Local School District, School Facilities Construction & Improvement UT GO Bonds         2,130,120
               (Series 2000A), 5.50% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.58%),
               12/1/2024
    2,070,000  Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.25% (United         2,332,352
               States Treasury PRF 12/1/2016@100)/(Original Issue Yield: 4.54%), 12/1/2030
    1,500,000  Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at          1,503,600
               Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021
    1,000,000  Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare               1,017,000
               Partners)/(Original Issue Yield: 5.52%), 10/1/2033
    1,500,000  Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A),              1,560,090
               6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030
      355,000  Mansfield City School District, OH, UT GO Bonds, 5.75% (United States Treasury PRF                            376,520
               6/1/2010@100)/(Original Issue Yield: 5.75%), 12/1/2021
    1,000,000  Marysville, OH Wastewater Treatment System, Revenue Bonds (Series 2007), 4.75% (XL Capital Assurance        1,000,790
               Inc. INS), 12/1/2047
    1,000,000  Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley          1,013,610
               Medical Center, OH), 5/15/2021
      400,000  Montgomery County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Franciscan Health               414,296
               Care)/(United States Treasury PRF 1/1/2010@100)/(Original Issue Yield: 5.551%), 7/1/2018
    1,000,000  Montgomery County, OH, MFH Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(GTD by                995,270
               FHLMC), 11/1/2035
    1,415,000  Oak Hills, OH Local School District, UT GO Bonds, 5.00% (FSA INS), 12/1/2025                                1,486,358
    1,035,000  Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GTD by GNMA Home Mortgage            1,041,096
               Program COL), 9/1/2022
    2,000,000  Ohio State Higher Educational Facilities Commission, Higher Education Facility Revenue Bonds (Series        2,008,220
               2006), 5.00% (Kenyon College, OH), 7/1/2041
    1,000,000  Ohio State Higher Educational Facilities Commission, Higher Educational Facility Revenue Bonds,             1,042,280
               5.125% (Oberlin College), 10/1/2024
    1,875,000  Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds (Series 2007A), 5.25%           1,892,475
               (University Hospitals Health System, Inc.), 1/15/2046
    1,000,000  Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2002B), 5.50% (Case              1,097,080
               Western Reserve University, OH)/( United States Treasury PRF 10/1/2012@100)/(Original Issue Yield:
               5.18%), 10/1/2022
    1,510,000  Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2006), 5.00% (University         1,577,890
               of Dayton)/(AMBAC INS), 12/1/2030
    2,000,000  Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster),             2,085,980
               9/1/2020
    1,500,000  Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (John Carroll University,         1,516,200
               OH), 4/1/2032
    1,000,000  Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Otterbein College)/(CIFG         1,017,150
               N.A. INS), 12/1/2035
    1,000,000  Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (University of                    1,037,650
               Dayton)/(AMBAC INS), 12/1/2027
      500,000  Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College),          526,765
               12/1/2021
    1,070,000  Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace                  1,122,986
               College)/(Original Issue Yield: 5.53%), 12/1/2023
      610,000  Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace                    638,810
               College)/(Original Issue Yield: 5.61%), 12/1/2024
    2,000,000  Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.85% (John Carroll University,         2,104,320
               OH)/( United States Treasury PRF 4/1/2009@102)/(Original Issue Yield: 6.05%), 4/1/2020
      750,000  Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Mount Union College),              759,570
               10/1/2031
    2,000,000  Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023                       2,126,440
    2,000,000  Ohio State Water Development Authority, PCRBs, 5.10% (United States Treasury PRF                            2,150,360
               6/1/2012@100)/(Original Issue Yield: 5.10%), 12/1/2022
      250,000  Ohio State, UT GO Bonds (Series B), 5.25% (United States Treasury PRF 2/1/2008@101)/                          253,263
               (Original Issue Yield: 4.94%), 2/1/2012
    1,835,000  Otsego, OH Local School District, Construction & Improvement UT GO Bonds, 5.00% (United States              2,010,610
               Treasury PRF 12/1/2014@100)/(Original Issue Yield: 5.15%), 12/1/2028
    1,000,000  Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General                1,027,330
               Hospital Association)/(United States Treasury PRF 11/1/2008@101)/
               (Original Issue Yield: 5.45%), 11/1/2029
      500,000  Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25%            511,960
               (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034
    1,000,000  Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75%           1,047,670
               (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019
    1,000,000  Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (FSA INS), 1/15/2031                     1,048,480
    1,500,000  Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO                1,604,445
               Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032
    2,000,000  Springboro, OH Community School District, School Improvement UT GO Bonds, 5.00% (United States              2,179,200
               Treasury PRF 6/1/2014@100)/(Original Issue Yield: 5.03%), 12/1/2032
    1,000,000  Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health         1,084,240
               System Obligated Group)/(United States Treasury PRF 10/1/2010@100)/(Original Issue Yield: 6.55%),
               10/1/2020
      500,000  Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond             522,500
               Fund), 11/15/2032
      835,000  Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2005C), 5.125% (Northwest Ohio Bond             827,727
               Fund), 11/15/2025
    1,500,000  Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021                        1,686,765
    1,375,000  Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public        1,389,314
               Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023
    2,000,000  Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset              2,066,040
               Assurance INS), 10/1/2026
      100,000  University of Cincinnati, OH, General Receipts Revenue Bond (Series AO), 5.75% (United States                 105,753
               Treasury PRF 12/1/2009@101)/(Original Issue Yield: 5.90%), 6/1/2019
    1,025,000  University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC INS),             1,062,976
               6/1/2026
    1,000,000  Warrensville Heights, OH School District, UT GO Bonds, 5.75% (FGIC INS)/( United States Treasury PRF        1,081,250
               12/1/2010@101)/(Original Issue Yield: 5.83%), 12/1/2024
    1,995,000  Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights                 2,079,269
               Project)/(GTD by GNMA Home Mortgage Program COL), 2/20/2043
                  TOTAL                                                                                                  109,018,364
               PUERTO RICO--2.9%
    1,000,000  Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017                1,042,010
      990,000  Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing          1,038,777
               Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico
               Project)/(Original Issue Yield: 6.65%), 6/1/2026
      470,000  Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing            453,597
               Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
               3/1/2026
    1,000,000  Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing            934,060
               Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
               3/1/2036
                  TOTAL                                                                                                    3,468,444
               VIRGIN ISLANDS--0.3%
      305,000  Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/                                 305,220
               (Original Issue Yield: 6.522%), 3/1/2025
                  TOTAL MUNICIPAL BONDS (IDENTIFIED COST $109,089,802)                                                   112,792,028
               SHORT-TERM MUNICIPALS--0.8%1
               PUERTO RICO--0.8%
    1,000,000  Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit               1,000,000
               Suisse, Zurich LIQ), 3.410%, 12/5/2007 (AT AMORTIZED COST)
                  TOTAL MUNICIPAL INVESTMENTS --- 95.8%                                                                  113,792,028
                  (IDENTIFIED COST $110,089,802)2
                  OTHER ASSETS AND LIABILITIES --- NET --- 4.2%                                                            4,968,588
                  TOTAL NET ASSETS --- 100%                                                                            $ 118,760,616


     Securities that are subject to the federal alternative minimum tax (AMT) represent 7.4% of the Fund's portfolio as calculated based upon total market value.

1    Current rate and next reset date shown for Variable Rate Demand Notes.

2 At November 30, 2007, the cost of investments for federal tax purposes was $110,086,701. The net unrealized appreciation of investments for federal tax purposes was $3,705,327. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,221,200 and net unrealized depreciation from investments for those securities having an excess of cost over value of $515,873.


    Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium.

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

   {circle}Shares of other mutual funds are valued based upon their reported
      NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.


FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation"). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

      {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

      {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.


    The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 EDRBs --Economic Development Revenue Bonds
 FGIC  --Financial Guaranty Insurance Company
 FHLMC --Federal Home Loan Mortgage Corporation
 FSA   --Financial Security Assurance
 GDB   --Government Development Bank
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LT    --Limited Tax
 MFH   --Multi-Family Housing
 PCRBs --Pollution Control Revenue Bonds
 PRF   --Prerefunded
 SFM   --Single Family Mortgage
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes







FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   MUNICIPAL BONDS--92.1%
                   PENNSYLVANIA--91.8%
  $  1,500,000     Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront     $   1,630,035
                   Project)/(United States Treasury PRF 12/15/2010@101), 12/15/2018
     4,250,000     Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125%           4,497,817
                   (Pittsburgh International Airport)/(FGIC INS), 1/1/2017
     2,500,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny        2,955,450
                   Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.70%),
                   11/15/2030
     2,315,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2007A), 5.375% (West Penn                 2,105,076
                   Allegheny Health System), 11/15/2040
     2,000,000     Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional            1,994,640
                   Medical Center, PA)/(Original Issue Yield: 5.34%), 5/1/2023
     2,000,000     Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic Health East)/(Original Issue Yield:            2,043,380
                   5.60%), 11/15/2032
     1,500,000     Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/                     1,511,835
                   (Original Issue Yield: 5.50%), 1/1/2018
     1,000,000     Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95%           1,025,360
                   (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032
     1,000,000     Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25%           1,000,560
                   (Chatham College)/(Original Issue Yield: 5.35%), 11/15/2016
     2,200,000     Allegheny County, PA Higher Education Building Authority, University Revenue Bonds (Series              2,049,872
                   2006A), 4.75% (Robert Morris University), 2/15/2026
       250,000     Allegheny County, PA Higher Education Building Authority, University Revenue Bonds, 5.125%                260,452
                   (Carnegie Mellon University)/(Original Issue Yield: 5.39%), 3/1/2032
     1,000,000   1 Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo        1,001,880
                   PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
     3,185,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50%        3,197,262
                   (Marathon Oil Corp.), 12/1/2029
     1,250,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60%        1,250,225
                   (Marathon Oil Corp.), 9/1/2030
     1,385,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50%        1,407,077
                   (United States Steel Corp.), 11/1/2016
     1,500,000     Allegheny County, PA IDA, Health Care Facilities Revenue Refunding Bonds (Series 1998), 5.75%           1,487,985
                   (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023
       900,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc.          1,002,285
                   Project)/(United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 6.75%), 9/1/2031
     1,000,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources Inc.           932,960
                   Project), 9/1/2031
     3,000,000     Allegheny County, PA Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00%          3,127,230
                   (United States Treasury PRF 3/1/2009@101)/(Original Issue Yield: 6.05%), 3/1/2019
       445,000     Allegheny County, PA Residential Finance Authority, SFM Revenue Bonds (Series                             451,390
                   2001KK-1), 5.375% (GTD by GNMA Home Mortgage Program COL), 5/1/2022
       320,000     Allegheny County, PA Residential Finance Authority, SFM Revenue Bonds (Series FF-1), 5.90% (GTD           328,602
                   by GNMA Home Mortgage Program COL), 5/1/2020
       100,000     Allegheny County, PA, UT GO Bonds (Series C-48), 4.90% (MBIA Insurance Corp. INS                          102,878
                   10/1/2009@100)/(United States Treasury PRF 10/1/2009@100)/(Original Issue Yield: 5.03%),
                   10/1/2016
     2,000,000     Allegheny County, PA, Refunding UT GO Notes (C-59B), 3.84% (FSA INS), 11/1/2026                         1,873,480
     2,000,000     Bethlehem, PA Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series        2,075,260
                   1999), 5.50% (Bethlehem Area Vocational-Technical School)/(United States Treasury PRF
                   9/1/2009@100)/(Original Issue Yield: 5.55%), 9/1/2020
     3,000,000     Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70%             2,806,590
                   (International Paper Co.), 3/1/2019
     1,300,000     Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice,           1,322,243
                   Inc.), 1/1/2035
       750,000     Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States              841,545
                   Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.12%), 10/1/2027
       500,000     Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States              561,030
                   Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.16%), 10/1/2034
     2,000,000     Bucks County, PA IDA, Revenue Bonds (Series 2007A), 5.00% (School Lane Charter School),                 1,812,080
                   3/15/2037
     1,000,000     Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory         1,000,360
                   Tender 2/1/2008
       500,000     Bucks County, PA Water & Sewer Authority, Revenue Bonds, 5.25% (Neshaminy Interceptor Sewer               514,405
                   System)/(United States Treasury PRF 6/1/2009@100)/(Original Issue Yield: 5.30%), 6/1/2011
     1,140,000     Carbon County, PA IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project), 5/1/2010        1,165,810
     1,055,000     Catasauqua, PA Area School District, UT GO Bonds, 5.00% (FSA INS), 2/15/2031                            1,103,330
       250,000     Center City District, PA, Refunding Revenue Bonds, 4.75% (AMBAC INS), 12/1/2025                           255,072
     2,000,000     Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031            1,958,920
       200,000     Commonwealth of Pennsylvania, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2011                     206,730
       330,000     Conneaut, PA School District, UT GO Refunding Bonds, 4.90% (FSA INS)/(Original Issue Yield:               337,161
                   5.00%), 5/1/2009
     1,000,000     Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999),           1,012,920
                   6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%),
                   8/15/2019
     1,250,000     Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson           1,327,337
                   College)/(United States Treasury PRF 11/1/2010@100)/(Original Issue Yield: 5.70%), 11/1/2025
     1,000,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),           1,162,440
                   7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                   1/1/2013@101)/(Original Issue Yield: 7.40%), 1/1/2025
     3,500,000     Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran         3,185,945
                   Social Ministries), 1/1/2036
     2,650,000     Delaware County, PA Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann          2,662,587
                   College)/(Original Issue Yield: 5.48%), 10/1/2018
     2,305,000     Delaware County, PA Authority, Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(United             2,391,507
                   States Treasury PRF 7/1/2009@100)/(Original Issue Yield: 5.95%), 7/1/2019
       750,000     Delaware County, PA, UT GO Bonds, 5.125%, 10/1/2010                                                       774,967
     1,000,000     Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds        1,094,440
                   (Series 2003), 5.25% (United States Treasury PRF 7/1/2013@100), 7/1/2020
     1,500,000     Delaware River Port Authority Revenue, Revenue Bonds (Series 1999), 6.00% (FSA INS), 1/1/2019           1,572,285
     2,000,000     Delaware River Port Authority Revenue, Revenue Bonds, 6.00% (FSA INS), 1/1/2018                         2,096,380
    10,000,000     Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B),         11,301,500
                   5.60% (AMBAC INS), 7/1/2017
     1,000,000     Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1998A),          1,120,590
                   5.50% (AMBAC INS), 8/1/2028
     2,000,000     Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017                          2,278,900
     4,100,000     Erie County, PA Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St.           4,275,439
                   Mary's Home of Erie)/(United States Treasury PRF 8/15/2009@100)/(Original Issue Yield: 6.05%),
                   8/15/2019
     1,500,000     Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (Hamot Health                    1,515,345
                   Foundation)/(CIFG NA INS), 11/1/2035
     1,000,000     Erie County, PA Hospital Authority, Revenue Bonds (Series 2007), 5.00% (Hamot Health                    1,010,880
                   Foundation)/(CIFG NA INS), 11/1/2037
       570,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B),             570,872
                   5.00% (Mercyhurst College)/(Original Issue Yield: 5.11%), 3/15/2023
     1,000,000     Erie, PA Higher Education Building Authority, Revenue Bonds (Series 2007 GG3), 5.00% (Gannon              964,440
                   University)/(Radian Asset Assurance INS), 5/1/2032
     2,765,000   1 Geisinger Authority, PA Health System, Drivers (Series 1834), 5.259% (Geisinger Health System),         1,807,757
                   2/1/2015
       420,000     Grove City Area Hospital Authority, Revenue Bonds, 5.25% (United Community Hospital)/(ACA                 421,037
                   Financial Guaranty Company INS)/(Original Issue Yield: 5.30%), 7/1/2012
     1,500,000   1 Harrisburg, PA Authority, University Revenue Bonds (Series 2006A), 5.40% (Harrisburg University         1,511,310
                   of Science & Technology), 9/1/2016
     2,000,000     Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/                      2,064,820
                   (AMBAC INS), 11/1/2029
       750,000     Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series A of 1996), 6.00%                 730,080
                   (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018
       500,000     Jim Thorpe Area School District, PA, UT GO Bonds (Series 1997AA), 5.30% (MBIA Insurance Corp.             547,485
                   INS)/(Original Issue Yield: 5.45%), 3/15/2016
     1,000,000     Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875%              1,028,290
                   (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031
     1,000,000     Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General                        1,107,840
                   Hospital)/(United States Treasury PRF 9/15/2013@100)/(Original Issue Yield: 5.63%), 3/15/2026
     2,000,000     Lancaster County, PA, UT GO Bonds, (Series A), 5.80% (United States Treasury PRF                        2,117,200
                   5/1/2010@100)/(Original Issue Yield: 5.84%), 5/1/2015
     1,000,000     Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall             1,028,890
                   College), 4/15/2027
     1,000,000     Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall             1,059,570
                   College), 4/15/2019
       250,000     Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Village Project)/(United              276,977
                   States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 7.70%), 5/1/2022
     1,000,000     Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango            1,156,810
                   Presbyterian SeniorCare Obligated Group)/(United States Treasury PRF 11/15/2011@102)/(Original
                   Issue Yield: 7.75%), 11/15/2031
     1,000,000     Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan           1,038,050
                   Hospital)/(Original Issue Yield: 5.92%), 11/15/2022
     2,000,000     Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital          2,183,900
                   of Bethlehem)/(United States Treasury PRF 8/15/2013@100)/(Original Issue Yield: 5.42%),
                   8/15/2023
     3,000,000     Lehigh County, PA General Purpose Authority, Revenue Bonds, 4.282% (St. Lukes Hospital of               2,606,190
                   Bethlehem), 8/15/2042
     1,000,000     Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(MBIA         1,041,130
                   Insurance Corp. INS)/(Original Issue Yield: 6.02%), 5/15/2025
     1,000,000     Lower Merion Township, PA School District, UT GO Bonds, 4.65% (United States Treasury PRF               1,005,840
                   5/15/2008@100)/(Original Issue Yield: 4.75%), 5/15/2010
       375,000     Lower Merion Township, PA School District, UT GO Bonds, 4.75% (United States Treasury PRF                 377,359
                   5/15/2008@100)/(Original Issue Yield: 4.85%), 5/15/2011
     1,000,000     Luzerne County, PA, UT GO Bonds, 5.625% (United States Treasury PRF 12/15/2007@100)/                    1,000,900
                   (Original Issue Yield: 5.78%), 12/15/2021
       560,000     Lycoming County PA Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence           560,342
                   Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022
     1,000,000     Lycoming County PA Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital,                1,001,280
                   PA)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2022
     1,000,000     McKean County, PA Hospital Authority, Hospital Revenue Bonds, 5.25% (Bradford Regional Medical            924,840
                   Center)/(ACA Financial Guaranty Company INS), 10/1/2030
     1,000,000     Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono              1,019,330
                   Medical Center)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.60%), 1/1/2022
     2,360,000     Monroe County, PA Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical                    2,383,624
                   Center)/(United States Treasury PRF 7/1/2008@100)/(Original Issue Yield: 5.40%), 7/1/2015
     1,000,000     Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(United              1,134,180
                   States Treasury PRF 1/1/2014@100)/(Original Issue Yield: 6.17%), 1/1/2043
     2,000,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series               2,041,240
                   2006FF1), 5.00% (Dickinson College)/(CIFG NA INS), 5/1/2031
     1,250,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25%                1,358,900
                   (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009@102)/(Original Issue
                   Yield: 7.472%), 12/1/2024
     1,000,000     Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh           1,010,810
                   Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035
     1,000,000     Montgomery County, PA IDA, Revenue Bonds (Series 2006A), 5.00% (Foulkeways at Gwynedd),                   920,510
                   12/1/2030
     1,000,000     Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial          1,025,700
                   Hospital)/(Original Issue Yield: 5.75%), 7/1/2032
       500,000     Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997),               510,030
                   5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007@102)/(Original Issue Yield: 5.85%),
                   12/1/2017
     2,300,000     Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997),             2,346,138
                   5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007@102)/(Original Issue Yield: 5.90%),
                   12/1/2027
     1,000,000     New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.125% (Westminster               971,590
                   College)/(Radian Asset Assurance INS), 5/1/2033
     1,000,000     North Hills, PA School District, GO Bonds, (Series 2000), 5.50% (United States Treasury PRF             1,056,910
                   7/15/2010@100)/(Original Issue Yield: 5.576%), 7/15/2024
       150,000     North Penn, PA School District, UT GO Bonds, 4.50% (FSA INS)/(Original Issue Yield: 4.60%),               153,240
                   9/1/2010
     1,000,000     Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service,          949,020
                   Inc.)/(ACA Financial Guaranty Company INS)/(Original Issue Yield: 5.80%), 2/15/2033
     3,000,000     Norwin, PA School District, UT GO Bonds, 6.00% (United States Treasury PRF                              3,181,230
                   4/1/2010@100)/(Original Issue Yield: 6.12%), 4/1/2024
     1,000,000     Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (Escrowed In Treasuries                  1,161,750
                   COL)/(Original Issue Yield: 6.843%), 9/1/2016
     1,000,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.),        1,001,790
                   11/1/2027
     1,700,000     Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating),          1,701,462
                   1/1/2009
     2,000,000     Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services,                    1,798,300
                   Inc.)/(Original Issue Yield: 5.668%), 6/1/2028
     1,000,000     Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center,                   1,020,950
                   Inc.)/(Radian Asset Assurance INS), 12/1/2030
     1,000,000     Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste                   994,710
                   Management, Inc.), Mandatory Tender 11/1/2014
     1,000,000     Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management,                955,240
                   Inc.), 10/1/2027
     1,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021                                  1,014,110
       325,000     Pennsylvania HFA, SFM Revenue Bonds, (Series 62A), 5.50%, 10/1/2022                                       328,802
     2,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2006-92A), 4.75%, 4/1/2031                                  1,902,380
     3,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2006-95A), 4.90%, 10/1/2037                                 2,864,130
     2,590,000     Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125%        2,803,183
                   (United States Treasury PRF 12/15/2010@100), 12/15/2019
     1,020,000     Pennsylvania State Higher Education Facilities Authority, 5.125% (Gwynedd-Mercy College)/(Radian        1,001,140
                   Asset Assurance INS), 5/1/2032
     1,000,000     Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007),          1,041,460
                   5.00% (Bryn Mawr College)/(AMBAC INS), 12/1/2037
     2,000,000     Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds,         2,025,720
                   5.625% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.78%),
                   3/15/2025
     1,500,000   1 Pennsylvania State Higher Education Facilities Authority, RITES (Series PA-1495), 4.54%                   864,180
                   (Foundation for Indiana University of Pennsylvania )/(XL Capital Assurance Inc. INS), 7/1/2039
     1,500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00%           1,604,595
                   (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022
     1,330,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25%           1,414,841
                   (Clarion University Foundation, Inc.)/(XL Capital Assurance Inc. INS), 7/1/2018
     1,490,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25%         1,525,835
                   (Dickinson College)/(Radian Asset Assurance INS), 11/1/2018
     1,350,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25%           1,348,150
                   (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00%          987,510
                   (Elizabethtown College)/(Radian Asset Assurance INS), 12/15/2027
     2,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2007A), 5.00%           2,092,280
                   (Drexel University)/(MBIA Insurance Corp. INS), 5/1/2037
     1,160,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25%             1,171,275
                   (Lycoming College)/(Radian Asset Assurance INS), 11/1/2024
     1,250,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00%            1,291,200
                   (York College of Pennsylvania)/(XL Capital Assurance Inc. INS), 11/1/2033
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Philadelphia              952,660
                   University)/(Original Issue Yield: 5.22%), 6/1/2035
       750,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener                   713,415
                   University), 7/15/2039
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener                 1,013,530
                   University)/(Original Issue Yield: 5.42%), 7/15/2024
     3,150,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia            3,059,500
                   College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028
       450,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Lycoming                  452,569
                   College)/(Radian Asset Assurance INS), 11/1/2027
     2,495,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia            2,672,894
                   University)/(United States Treasury PRF 6/1/2010@100), 6/1/2024
     1,500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC        1,600,485
                   Health System)/(Original Issue Yield: 6.16%), 1/15/2031
     1,500,000     Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series         1,416,105
                   2003A), 5.00% (California University of Pennsylvania )/(ACA Financial Guaranty Company
                   INS)/(Original Issue Yield: 5.08%), 7/1/2023
     2,000,000     Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125%         2,079,760
                   (Foundation for Indiana University of Pennsylvania )/(XL Capital Assurance Inc. INS), 7/1/2039
     1,500,000     Pennsylvania State IDA, EDRBs (Series 2002), 5.50% (AMBAC INS), 7/1/2020                                1,625,565
     7,740,000     Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (AMBAC             8,099,987
                   INS), 12/1/2026
     1,500,000     Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029                                           1,564,485
     1,000,000     Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2035                                           1,039,650
     1,600,000     Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A),          1,603,472
                   5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035
     2,120,000     Philadelphia, PA Authority for Industrial Development, Lease Revenue Bonds (Series 2001B), 5.50%        2,306,157
                   (United States Treasury PRF 10/1/2011@101), 10/1/2021
     5,000,000     Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC         5,156,500
                   INS), 10/1/2037
     1,000,000     Philadelphia, PA Redevelopment Authority, MFH Refunding Revenue Bonds (Series 1998), 5.45%              1,005,690
                   (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023
     1,250,000     Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student            1,266,450
                   Housing Complex)/(ACA Financial Guaranty Company INS), 7/1/2019
     1,000,000     Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student           1,005,130
                   Housing Complex)/(ACA Financial Guaranty Company INS), 7/1/2023
     1,000,000     Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (United States Treasury PRF        1,100,260
                   8/1/2012@100), 8/1/2022
     2,610,000     Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2001A), 5.00% (United States          2,811,127
                   Treasury PRF 11/1/2012@100)/(Original Issue Yield: 5.10%), 11/1/2031
       500,000     Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp.          550,010
                   INS), 8/1/2011
       500,000     Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp.          560,720
                   INS), 8/1/2012
     6,500,000     Philadelphia, PA, UT GO Bonds, 5.00% (CIFG NA INS), 8/1/2026                                            6,773,455
        50,000     Pittsburgh, PA Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series               51,827
                   1999), 5.00% (AMBAC INS), 2/1/2010
     2,880,000     Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (United             3,068,179
                   States Treasury PRF 6/1/2010@100)/(Original Issue Yield: 6.02%), 12/1/2020
       355,000     Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%,               362,491
                   10/1/2009
     1,075,000     Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%,             1,089,953
                   10/1/2022
     1,285,000     Pittsburgh, PA Urban Redevelopment Authority, MFH Revenue Bonds (Series 2006), 4.90% (West Park         1,209,699
                   Court)/(GNMA COL), 11/20/2047
     1,000,000     Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80%, 4/1/2028             1,009,700
     1,885,000     Pittsburgh, PA Water & Sewer Authority, Water & Sewer System Revenue Bonds, 5.00% (United States        2,071,408
                   Treasury PRF 9/1/2015@100), 9/1/2024
     2,855,000     Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (United States Treasury PRF                           2,971,513
                   9/1/2009@100)/(Original Issue Yield: 5.852%), 9/1/2019
     1,500,000     Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (United States Treasury PRF                           1,561,215
                   9/1/2009@100)/(Original Issue Yield: 5.94%), 9/1/2024
     3,000,000     Pittsburgh, PA, UT GO Bonds (Series 2001A), 5.50% (AMBAC INS), 9/1/2015                                 3,223,950
     2,165,000     Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027                                     2,263,486
     2,040,000     Riverside, PA School District, UT GO Bonds, 5.50% (United States Treasury PRF                           2,164,358
                   10/15/2010@100)/(Original Issue Yield: 5.57%), 10/15/2020
       310,000     Saucon Valley School District, PA, UT GO Bonds, 4.75% (United States Treasury PRF                         311,584
                   4/15/2008@100)/(Original Issue Yield: 4.80%), 10/15/2010
     1,000,000     Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS),          1,044,600
                   3/1/2030
     3,000,000   1 Sayre, PA, Health Care Facilities Authority, Municipal Securities Trust Certificates (Series            2,159,850
                   7047), 5.485% (Guthrie Healthcare System, PA)/(GTD by Bear Stearns & Co., Inc.), 12/23/2026
       390,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie                 411,672
                   Healthcare System, PA)/(Original Issue Yield: 5.90%), 12/1/2021
     1,110,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie               1,220,057
                   Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 5.90%),
                   12/1/2021
       225,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie                235,784
                   Healthcare System, PA)/(Original Issue Yield: 6.00%), 12/1/2031
       775,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie                855,445
                   Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 6.00%),
                   12/1/2031
     7,440,000     Scranton, PA Sewer Authority, Sewer Revenue Bonds, 5.00% (FSA INS), 12/1/2036                           7,743,478
     1,000,000     Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF                             1,128,050
                   9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031
     3,000,000     Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 5.00% (University of                 3,111,540
                   Scranton)/(XL Capital Assurance Inc. INS), 11/1/2037
     1,295,000     Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital,                    1,259,634
                   Inc.)/(Radian Asset Assurance INS), 12/1/2029
       540,000     Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated                      575,122
                   Group)/(Escrowed In Treasuries COL), 5/15/2026
     2,460,000     Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated                    2,668,264
                   Group)/(United States Treasury PRF 5/15/2011@101), 5/15/2026
       500,000     St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic              510,890
                   Health East)/(Original Issue Yield: 5.15%), 11/15/2021
     1,000,000     St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic           1,112,930
                   Health East)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 5.42%),
                   11/15/2034
     1,000,000     St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic            1,120,590
                   Health East)/(United States Treasury PRF 11/15/2014@100), 11/15/2024
     1,680,000   1 St. Mary Hospital Authority, PA, RITES (Series PA-1485), 3.60% (Catholic Health East),                    864,326
                   11/15/2034
       400,000     State Public School Building Authority, PA, Revenue Bonds, 4.90% (Garnet Valley School District           413,616
                   Project)/(United States Treasury COL), 2/1/2010
     2,000,000     State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA              2,086,720
                   School District)/(XL Capital Assurance Inc. INS), 3/15/2027
     2,000,000     State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA              2,085,320
                   School District)/(XL Capital Assurance Inc. INS), 3/15/2029
     1,000,000   1 Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999),          920,250
                   5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024
     1,245,000     Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series               1,322,738
                   2002A), 5.25% (Bucknell University), 4/1/2021
     1,665,000     Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series               1,768,963
                   2002A), 5.25% (Bucknell University), 4/1/2022
     1,250,000     Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community                        1,262,363
                   Hospital)/(Radian Asset Assurance INS), 8/1/2024
       550,000     Unity Township, PA Municipal Authority, Sewer Revenue Bonds, 5.00% (FSA INS), 12/1/2034                   570,708
       400,000     Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In U.S. Treasuries COL),           543,264
                   12/15/2018
       745,000     Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45%                  718,217
                   (Victory Centre Project-Tanger Outlet Development ), 7/1/2035
     1,885,000     West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020           1,968,091
     1,000,000     West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/                    1,035,920
                   (Original Issue Yield: 6.30%), 1/1/2032
       765,000     West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In U.S. Treasuries           954,735
                   COL), 11/15/2014
     1,000,000     Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone         1,128,700
                   Presbyterian Seniorcare Obligated Group)/(United States Treasury PRF 11/15/2010@101)/(Original
                   Issue Yield: 8.25%), 11/15/2023
     1,500,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone         1,450,845
                   Presbyterian Seniorcare Obligated Group), 1/1/2026
        70,000     Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125% (Escrowed In U.S.            73,814
                   Treasuries COL), 7/1/2010
     3,000,000     Wilkes-Barre, PA Finance Authority, University Refunding Revenue Bonds (Series 2007), 5.00%             2,841,150
                   (Wilkes University), 3/1/2037
                      TOTAL                                                                                              293,048,968
                   PUERTO RICO--0.3%
     1,000,000     Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States               1,067,390
                   Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026
                      TOTAL MUNICIPAL BONDS (IDENTIFIED COST $290,747,202)                                               294,116,358
                   SHORT-TERM MUNICIPALS--6.4%2
                   PENNSYLVANIA--5.8%
     3,200,000     Beaver County, PA IDA, (Series 2006-A) Daily VRDNs (FirstEnergy Nuclear Generation                      3,200,000
                   Corp.)/(Barclays Bank PLC LOC), 3.630%, 12/3/2007
     4,320,000     Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder                   4,320,000
                   Services)/(PNC Bank, N.A. LOC), 3.580%, 12/3/2007
     4,500,000     Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase            4,500,000
                   Cancer Center)/(Citizens Bank of Pennsylvania LOC), 3.570%, 12/3/2007
     1,600,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs         1,600,000
                   (Children's Hospital of Philadelphia)/(GTD by JPMorgan Chase Bank, N.A. and WestLB AG LIQ),
                   3.570%, 12/3/2007
     4,800,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003A) Daily VRDNs          4,800,000
                   (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 3.570%, 12/3/2007
                      TOTAL                                                                                               18,420,000
                   PUERTO RICO--0.6%
     1,850,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit           1,850,000
                   Suisse, Zurich LIQ), 3.410%, 12/5/2007
                      TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                                     20,270,000
                      TOTAL INVESTMENTS-98.5%                                                                            314,386,358
                      (IDENTIFIED COST $311,017,202)3
                      OTHER ASSETS AND LIABILITIES - NET-1.5%                                                              4,946,893
                      TOTAL NET ASSETS-100%                                                                            $ 319,333,251


     Securities that are subject to the federal alternative minimum tax (AMT) represent 8.5% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, these restricted securities amounted to $9,129,553, which represented 2.9% of total net assets.

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 At November 30, 2007, the cost of investments for federal tax purposes was $310,994,155. The net unrealized appreciation of investments for federal tax purposes was $3,392,203. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,983,117 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,590,914.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.


INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

   {circle}Shares of other mutual funds are valued based upon their reported
      NAVs.


If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.


FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

   {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2007, is as follows:

SECURITY                                                                                       ACQUISITION DATE     ACQUISITION COST
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO     9/23/1999                    $985,950
Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
Geisinger Authority, PA Health System, Drivers (Series 1834), 5.2596% (Geisinger Health        5/1/2007                   $2,767,489
System), 2/1/2015
Harrisburg, PA Authority, University Revenue Bonds (Series 2006A), 5.40% (Harrisburg           12/15/2006                 $1,500,000
University of Science & Technology), 9/1/2016
Pennsylvania State Higher Education Facilities Authority, RITES (Series PA-1495), 4.54%        5/16/2007                  $1,503,000
(Foundation for Indiana University of Pennsylvania )/(XL Capital Assurance Inc. INS),
7/1/2039
Sayre, PA, Health Care Facilities Authority, Municipal Securities Trust Certificates (Series   3/26/2007                  $3,000,000
7047), 5.485% (Guthrie Healthcare System, PA)/(GTD by Bear Stearns & Co., Inc.), 12/23/2026
St. Mary Hospital Authority, PA, RITES (Series PA-1485), 3.60% (Catholic Health East),         4/18/2007-9/10/2007        $1,684,995
11/15/2034
Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series      4/14/1999                    $954,500
1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 EDFA  --Economic Development Financing Authority
 EDRBs --Economic Development Revenue Bonds
 FGIC  --Financial Guaranty Insurance Company
 FHA   --Federal Housing Administration
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 HEFA  --Health and Education Facilities Authority
 HFA   --Housing Finance Authority
 IDA   --Industrial Development Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LT    --Limited Tax
 MFH   --Multi-family Housing
 PRF   --Pre-refunded
 RITES --Residual Interest Tax-Exempt Securities
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes




































ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MUNICIPAL SECURITIES INCOME TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JANUARY 23, 2008


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008